UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1. Report to Shareholders

Multi-Strategy Total Return Fund	October 31, 2018

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

HIGHLIGHTS

■

The Multi-Strategy Total Return Fund returned -3.00% from its February 23, 2018, inception to October 31, 2018, and underperformed the Intercontinental Exchange (ICE) Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index.

■

Over the period, global markets were roiled by concerns around trade policy, volatility associated with geopolitical developments, and changes in the monetary policies of many central banks. While the strategy does not rely on broad market exposure, performance of some underlying components was disappointing but in line with the fund’s overall risk profile and expectations.

■

The portfolio management team allocates capital across component strategies with an emphasis on balancing risk contributions. The team regularly assesses and rebalances risk allocations among the individual component strategies in an effort to ensure diversification in light of changing market conditions.

■

We believe that increased volatility is here to stay. The Multi-Strategy Total Return Fund employs a strategy that has the ability to deliver returns that are uncorrelated to traditional stock and bond markets and may benefit from sustained periods of elevated volatility.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

CIO Market Commentary

Dear Shareholder

Global financial markets generated widely divergent returns in your fund’s fiscal year ended October 31, 2018. International equities declined during a volatile period marked by slowing growth in Europe, a growing trade conflict between the U.S. and China, and struggling currencies versus the U.S. dollar. Relatively high interest rates and the stronger U.S. economy resulted in asset flows to the U.S., where equities moved higher, particularly large-cap growth stocks. Both taxable and tax-exempt domestic bonds recorded losses, and non-U.S. bond prices declined considerably.

Several factors contributed to the significant performance gap between U.S. stocks and other assets. U.S. equities benefited from the strong domestic economy and the tax cuts passed in late 2017, which helped corporate earnings expand at their fastest pace since the recovery from the financial crisis nearly a decade ago. Less welcome was a sharp rise in long-term interest rates, a result of improved economic conditions and early signs of higher inflation. Bond prices fell as yields rose, leaving only the riskier high yield and asset-backed sectors—which are typically more resilient when rates increase—with gains for the period.

In Europe, slowing growth buffeted equities, while interest rates remained low due to continued monetary accommodation by the European Central Bank. Bank stocks, which make up a significant portion of major indexes, were particularly weak in this environment. Stocks slipped in Japan, but exceptionally aggressive monetary stimulus from the Bank of Japan failed to spark inflation or a convincing rebound in the country’s sluggish growth rate.

Higher rates and the strengthening U.S. economy bolstered the U.S. dollar versus other currencies but reduced returns of non-U.S. assets in dollar terms. The strong dollar also weighed heavily on emerging market countries with large current account deficits and external financing needs. A broad crisis in emerging markets debt has yet to materialize, however.

Chinese stocks dropped sharply, reflecting a manufacturing sector slowdown brought about by efforts to reduce pollution and the government’s continued clampdown on financial excesses. New regulations on gaming and online activities also weighed on the widely traded shares of the country’s Internet giants. Heightened trade tensions with the U.S. took a further toll on investor sentiment toward China and other markets and may well have drained enthusiasm about healthy corporate profits and economic growth.

The actual impact of trade tensions on the U.S. economy appears muted to date, although the reprieve may prove temporary. The Chinese yuan has cheapened considerably, largely offsetting the 10% U.S. tariff on many Chinese imports by making them less expensive in dollar terms. If the yuan stabilizes and the Trump administration increases the tariff rate to 25% in 2019, as it has threatened, the U.S. could face meaningfully higher import costs. A continued decline in the yuan, on the other hand, would likely draw the ire of U.S. trade negotiators and further heighten tensions.

Other uncertainties await investors in 2019. In the U.S., our investment professionals will be assessing the impact of a new era of divided government and keeping a close eye on earnings growth, which will most certainly slow in the coming year as the effect of the corporate tax cut on year-over-year earnings comparisons fades. By late in the year, the impact of fiscal stimulus will have peaked, while the U.S. economy will be without easy money for the first time in this economic cycle—assuming the Fed stays on its current path of raising short-term rates gradually. In Europe, the Brexit deadline looms in March, and investors are keeping a close eye on whether populist movements in Italy and elsewhere will challenge the stability of the European Union.

Nonetheless, our investment professionals continue to see opportunities for careful and patient investors. For example, sharp declines have created attractive valuations in some emerging markets, and corporate fundamentals in the U.S. generally remain excellent. Many innovative companies around the globe are using technology to seize market share from others, allowing them to continue growing at a healthy pace even if economic growth slows.

In the search for these opportunities, your portfolio manager is drawing on the extensive resources of T. Rowe Price’s global research platform, and I am confident that our uniquely collaborative culture will continue to serve our shareholders well.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks strong long-term risk-adjusted returns.

FUND COMMENTARY

How did the fund perform in the past 12 months?

The Multi-Strategy Total Return Fund returned -3.00% from its February 23, 2018, inception to October 31, 2018, and underperformed the ICE Bank of America Merrill Lynch U.S. 3-Month Treasury Bill Index. (Returns for I Class shares reflect a different fee structure. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Since the fund’s inception in late February, global markets have been roiled by volatility, including a severe fear-driven rout in emerging markets—which was compounded by economic woes in Turkey and Argentina—as well as a meaningful correction in developed markets during the last month of the reporting period. In this low return/high volatility environment, the Multi-Strategy Total Return Fund lagged its benchmark.

The fund maintains material holdings in various types of derivatives to efficiently access or adjust exposure to certain market segments or to manage portfolio volatility. During the reporting period, the fund’s overall exposure to derivatives weighed on performance. Certain equity options, total return swaps, equity index futures, forward currency exchange contracts, and interest rate futures were notable detractors.

Within the fund, the Quantitative Equity Long/Short portfolio hurt relative results due to security selection among value stocks, which trailed high-momentum growth stocks during the period. While they have recently outperformed, valuations for growth stocks are unappealing with limited upside potential. In addition, growth-oriented companies are more vulnerable to slowing economic growth, and trade tensions may threaten some of their supply chains.

The Style Premia component also weighed on relative returns. Our long position in Hong Kong equities—which were among the hardest hit in the global sell-off—hampered results. Further, bonds in Italy were challenged by increased volatility during the country’s elections. Market fears became reality as the newly elected populist government clashed with the European Union about an oversized proposed budget that violates fiscal rules. The potential consequences of the unresolved budget conflict took a toll on the country’s debt securities. (Long positions benefit from an increase in price, while short positions benefit from a decrease in price.)

On the positive side, the Macro and Absolute Return strategy contributed the most to relative returns. Long positions in medical device company Atricure and home goods online retailer Wayfair were two of the top contributors to positive performance. Our short position in challenged hard disk drive manufacturer Western Digital also proved beneficial. (Please refer to the portfolio of investments for a list of holdings and the amount each represents in the portfolio.)

The Equity Research Long/Short component added value, aided by favorable short positions in car and motorcycle maker Honda and Applied Materials, the largest producer of manufacturing equipment for the semiconductor industry. A long position in Japan’s leading human resources services company Recruit Holdings also boosted results.

How is the fund positioned?

The Multi-Strategy Total Return Fund is designed to generate returns that are independent of market direction with a low correlation to all major asset classes. The fund sources its returns from multiple distinct investment strategies, and each component is internally managed as an independent strategy by a dedicated T. Rowe Price portfolio management team.

We assemble the complete Multi-Strategy Total Return Fund by allocating capital with an emphasis on balancing risk rather than on maximizing return. The portfolio management team regularly assesses and rebalances risk allocations among the individual component strategies in an effort to ensure diversification in light of changing market conditions.

The component strategies are:

●	Macro and Absolute Return: Concentrated and flexible “best ideas” portfolio that leverages T. Rowe Price’s global research capabilities to identify both macro and company-specific investment ideas;
●	Fixed Income Absolute Return: Absolute return-oriented fixed income portfolio that seeks to generate consistent returns over cash;
●	Equity Research Long/Short: Fundamental research-driven global large-cap equity market-neutral strategy with long and short equity exposure, focused solely on security selection;
●	Quantitative Equity Long/Short: Diversified small- and mid-cap U.S. equity market-neutral strategy, driven by quantitative security selection;
●

Volatility Relative Value: Seeks to capture any relative value relationship between implied (market expectations) and realized (market results) volatility via the options market (applied to options on equity indexes and Treasury futures); and

●

Style Premia: Focuses on return sources that compensate investors for holding country or index level exposure to factors such as value, carry (yield in excess of the cost of financing a position), and momentum in equities, interest rates, and foreign exchange.

What is portfolio management’s outlook?

The recent market environment has signaled a return to volatility as the norm, terminating the extended period of abnormally low volatility that lasted until the beginning of 2018.

For nearly 20 years, investors have enjoyed a negative correlation between stocks and bonds, a relationship that served as a natural hedge against volatility for a diversified portfolio. However, stocks and bonds have not always behaved that way. There have been several periods historically with positive correlations, during which stocks and bonds moved in tandem. We believe that increased volatility is here to stay. An uptick in inflation is putting upward pressure on bond yields and creating nervousness in equity markets, leaving investors with few, if any, attractive options in the event of a major market downturn.

The Multi-Strategy Total Return Fund aims to generate positive, long-term risk-adjusted returns independent of the direction of traditional asset classes, such as stocks and bonds. We do that by dynamically allocating the fund to a variety of absolute return investment strategies that seek attractive return potential per unit of risk. When we properly anticipate the direction of investment outcomes, higher volatility increases our ability to produce attractive returns. The fund’s ability to potentially benefit from increased volatility and provide uncorrelated returns is the fundamental reason why we think it deserves a place in a diversified portfolio.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN THE FUND

The fund has significant flexibility as it seeks to provide attractive risk-adjusted returns that are uncorrelated to moves in the broader equity and fixed income markets through various market environments, as well as to maintain low overall volatility. There is no guarantee that the fund will succeed.

Stocks may fluctuate in value and can decline significantly due to many variables, including general weakness in the stock market or in response to dynamics that affect a particular company, industry, or sector. Bond prices may fall because of rising inflation or interest rates or a decrease in the issuer’s credit rating. Bond prices may also fall in the event of a default, which is a failure of the issuer to make scheduled interest or principal payments. High yield bonds and bank loans have a greater risk of default than investment-grade securities. Investing in non-U.S. securities, especially those issued in emerging market countries, involve additional risks, including the potential to lose money because of weakness of foreign currencies versus the U.S. dollar. Also, the fund may not be able to sell a holding in a timely manner at a desired price because of reduced market liquidity, which could lead to greater price volatility. Exposure to commodities may also subject the fund to significant volatility.

The fund uses derivatives, whose value is derived from an underlying asset, and could experience greater losses than investments in stocks and bonds. The fund’s use of derivatives and short sales may result in financial leverage, which may increase its volatility and the potential for losses to exceed the fund’s net assets. The fund uses risk models, but actual risks can be materially different from expected risks and could result in greater volatility and lower-than-expected returns. The fund also uses quantitative models to select investments, but securities with desirable quantitative characteristics in the past may not have those same characteristics in the future.

For a thorough discussion of risks, please see the fund’s prospectus.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has two share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Shiseido	1,200	76
Yume No Machi Souzou Iinkai (4)	3,000	63
Total Japan (Cost $241)		**242**
MEXICO 1.1%		
Common Stocks 0.3%		
Grupo Mexico SAB de CV, Series B	87,000	201
		201
Corporate Bonds 0.3%		
Sixsigma Networks Mexico, 7.50%, 5/2/25 (USD)(2)	200,000	190
		190
Government Bonds 0.5%		
Petroleos Mexicanos, 7.19%, 9/12/24 (2)	4,400,000	183
United Mexican States, 10.00%, 12/5/24	3,400,000	178
		361
Total Mexico (Cost $908)		**752**
NETHERLANDS 0.0%		
Common Stocks 0.0%		
Elastic (USD)(3)	23	2
Total Netherlands (Cost $1)		**2**
POLAND 0.1%		
Common Stocks 0.1%		
Powszechna Kasa Oszczednosci Bank Polski	8,100	84
Total Poland (Cost $89)		**84**
SERBIA 0.7%		
Government Bonds 0.7%		
Republic of Serbia, 5.875%, 2/8/28	23,000,000	239

Republic of Serbia, 5.875%, 12/3/18 (USD)	240,000	241
Total Serbia (Cost $488)		**480**
SOUTH AFRICA 0.3%		
Corporate Bonds 0.3%		
MTN Mauritius Investments, 5.373%, 2/13/22 (USD)	200,000	193
Total South Africa (Cost $198)		**193**
SWITZERLAND 0.0%		
Common Stocks 0.0%		
Sensirion Holding (2)(3)	412	20
Total Switzerland (Cost $16)		**20**
TAIWAN 0.2%		
Common Stocks 0.2%		
Largan Precision	1,000	109
Total Taiwan (Cost $115)		**109**
UNITED KINGDOM 0.0%		
Common Stocks 0.0%		
Farfetch, Class A (USD)(3)	285	6
Total United Kingdom (Cost $6)		**6**
UNITED STATES 67.5%		
Corporate Bonds 6.7%		
Arconic, 6.15%, 8/15/20	200,000	207
Arconic, 5.40%, 4/15/21	200,000	202
Clear Channel Worldwide Holdings, Series B, 6.50%, 11/15/22	450,000	457
CSC Holdings, 10.875%, 10/15/25 (2)	300,000	346
Elanco Animal Health, 3.912%, 8/27/21 (2)	90,000	90
GameStop, 5.50%, 10/1/19 (2)	150,000	150

GameStop, 6.75%, 3/15/21 (2)(4)	325,000	327
GCI Liberty, 1.75%, 9/30/46 (2)	250,000	271
HCA Healthcare, 6.25%, 2/15/21	750,000	779
Match Group, 6.375%, 6/1/24	50,000	52
NBCUniversal Enterprise, 5.25% (2)(5)	200,000	202
Netflix, 5.875%, 11/15/28 (2)	195,000	191
Nielsen Luxembourg, 5.50%, 10/1/21 (2)	200,000	201
NuStar Logistics, 4.80%, 9/1/20	200,000	199
Solera, 10.50%, 3/1/24 (2)	300,000	325
Supervalu, 7.75%, 11/15/22 (4)	500,000	519
		4,518
Bank Loans 7.2% (6)		
Altra Industrial Motion, FRN, 3M USD LIBOR + 2.00%, 4.302%, 10/1/25	205,000	205
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.802%, 8/4/25	570,000	585
Edelman Financial Center, FRN, 3M USD LIBOR + 3.25%, 5.686%, 7/19/25	225,000	226
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%, 9.186%, 7/20/26	300,000	301
Getty Images, FRN, 3M USD LIBOR + 3.50%, 5.802%, 10/18/19	299,206	295
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 9.03%, 3/16/26	180,000	181
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%, 4.552%, 3/24/25	343,275	342
Marriott Ownership Resorts, FRN, 3M USD LIBOR + 2.25%, 4.552%, 8/29/25	240,000	241
MedPlast Holdings, FRN, 3M USD LIBOR + 3.75%, 6.148%, 7/2/25	310,000	311
Microchip Technology, FRN, 3M USD LIBOR + 2.00%, 4.31%, 5/29/25	284,865	284
NEP Group, FRN, 3M USD LIBOR + 7.00%, 9.302%, 10/22/25	385,000	386
Press Ganey Holdings, FRN, 3M USD LIBOR + 2.75%, 5.052%, 10/23/23	328,329	328
Tacala Investment, FRN, 3M USD LIBOR + 7.00%, 9.302%, 2/1/26	285,000	287
Trans Union, FRN, 3M USD LIBOR + 2.00%, 4.302%, 6/19/25	418,950	418

Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 6.281%, 4/4/25	399,000	399
Universal Hospital Services, FRN 3M USD LIBOR + 3.00%, 3.00%, 10/18/25 (7)	105,000	105
		4,894
Common Stocks 0.7%		
Anaplan (3)	408	9
Bloom Energy, Class A (3)(4)	932	22
Collier Creek Holdings (3)	4,339	44
Elanco Animal Health (3)	530	16
Eventbrite, Class A (3)	298	8
Evo Payments, Class A (3)	255	6
Goosehead Insurance, Class A (3)(4)	544	19
Guardant Health (3)	269	9
Pluralsight, Class A (3)	538	12
Principia Biopharma (3)	188	4
Sentinel Energy Services, Equity Units (3)	28,029	291
Si-bone (3)	193	4
Upwork (3)	411	8
		452
Convertible Preferred Stocks 1.6%		
Assurant, 6.50%, 3/15/21	2,200	235
DTE Energy, 6.50%, 10/1/19	7,000	372
International Flavors & Fragrances, 6.00%, 9/15/21	4,708	267
Sempra Energy, Series A, 6.00%, 1/15/21	1,600	159
Sempra Energy, Series B, 6.75%, 7/15/21	500	50
		1,083
Preferred Stocks 0.5%		
NuStar Logistics, VR, 9.17%, 1/15/43	13,000	327
		327
Bond Mutual Funds 50.8%		
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.32% (8)(9)	1,093,977	10,633

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.2%

Exchange-Traded Options Purchased 0.2%

Description	Contracts	Notional Amount	Value
Albemarle, Put, 1/18/19 @ $80.00 (3)	45	446	5
Invesco Senior Loan ETF, Put, 4/18/19 @ $22.00 (3)	300	690	8
iShares iBoxx High Yield Corporate Bond ETF, Put, 1/18/19 @ $84.00 (3)	200	1,687	29
Kohl's, Put, 1/18/19 @ $52.50 (3)	65	492	3
Macy's, Put, 1/18/19 @ $20.00 (3)	160	549	2
Match Group, Put, 1/18/19 @ $28.00 (3)	1	5	—
Prospect Capital, Put, 1/17/20 @ $5.00 (3)	318	216	9
Rockwell Automation, Put, 1/18/19 @ $145.00 (3)	35	577	10
Teva Pharmaceutical Industries, Put, 1/18/19 @ $17.50 (3)	50	100	4
Teva Pharmaceutical Industries, Put, 1/17/20 @ $12.50 (3)	101	202	9
Teva Pharmaceutical Industries, Put, 1/17/20 @ $15.00 (3)	76	152	11
United Technologies, Put, 1/18/19 @ $120.00 (3)	35	435	15
Total Options Purchased (Cost $200)			**105**

Total Investments in Securities		
96.9% of Net Assets (Cost $65,858)	**$**	**65,496**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $3,829 and represents 5.7% of net assets.

(3) Non-income producing

(4) All or a portion of this security is on loan at October 31, 2018. See Note 4.

(5) Perpetual security with no stated maturity date.

(Amounts in $000s)

Swaps 0.0%

Description	Notional Amount	Value	Upfront Payments/ (Receipts)	Unrealized Gain/(Loss)
Bilateral Swaps 0.0%				
Credit Default Swaps, Protection Bought 0.0%				
Sweden 0.0%				
Goldman Sachs, Protection Bought (Relevant Credit: Stena, 5.875% 2/1/19), Pay 5.00% Quarterly, Receive upon credit default, 6/20/21 (EUR)	100	(6)	(3)	(3)
Total Sweden			(3)	(3)
Total Bilateral Credit Default Swaps, Protection Bought			(3)	(3)
Total Return Swaps 0.0%				
Australia 0.0%				
Goldman Sachs, Pay Underlying Reference: Tronox Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	—	—	—	—
Morgan Stanley, Pay Underlying Reference: Tronox Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Total Australia			—	—
Austria 0.0%				
Morgan Stanley, Receive Underlying Reference: BAWAG Group Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	125	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Erste Group Bank Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	138	(2)	—	(2)
Total Austria			—	(4)
Belgium 0.0%				
Citibank, Receive Underlying Reference: KBC Group Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	906	(45)	—	(45)

Morgan Stanley, Receive Underlying Reference: KBC Group Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	592	(29)	–	(29)
Total Belgium			–	(74)
Bermuda 0.0%				
Citibank, Pay Underlying Reference: Aircastle Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	1	–	1
Citibank, Pay Underlying Reference: Aircastle Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Arch Capital Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	(1)	–	(1)
Citibank, Pay Underlying Reference: Arch Capital Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Arch Capital Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Citibank, Pay Underlying Reference: Enstar Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	2	–	2
Citibank, Pay Underlying Reference: Genpact Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Genpact Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Invesco Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	(3)	–	(3)
Citibank, Pay Underlying Reference: James River Group Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–

Citibank, Pay Underlying Reference: James River Group Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: RenaissanceRe Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
Citibank, Pay Underlying Reference: Triton International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Assured Guaranty Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	—	—	—
Citibank, Receive Underlying Reference: Athene Holding, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	(1)	—	(1)
Citibank, Receive Underlying Reference: Essent Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Citibank, Receive Underlying Reference: Everest Re Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	67	—	—	—
Citibank, Receive Underlying Reference: Third Point Reinsurance Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	(2)	—	(2)
Citibank, Receive Underlying Reference: Third Point Reinsurance Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Travelport Worldwide Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Aircastle Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Pay Underlying Reference: Aircastle Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—

Goldman Sachs, Pay Underlying Reference: Arch Capital Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Goldman Sachs, Pay Underlying Reference: Enstar Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Enstar Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Pay Underlying Reference: Genpact Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Invesco Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Invesco Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Pay Underlying Reference: James River Group Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Kosmos Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	3	—	3
Goldman Sachs, Pay Underlying Reference: RenaissanceRe Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	3	—	3
Goldman Sachs, Pay Underlying Reference: RenaissanceRe Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Receive Underlying Reference: Argo Group International Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: Assured Guaranty Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—

Goldman Sachs, Receive Underlying Reference: Assured Guaranty Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Receive Underlying Reference: Athene Holding, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: Axalta Coating Systems Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Axalta Coating Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Axis Capital Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	110	1	–	1
Goldman Sachs, Receive Underlying Reference: Axis Capital Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	–	–	–
Goldman Sachs, Receive Underlying Reference: Helen of Troy Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Signet Jewelers Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Receive Underlying Reference: Third Point Reinsurance Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Travelport Worldwide Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Travelport Worldwide Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–

JPMorgan Chase, Pay Underlying Reference: Bunge Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	55	1	–	1
JPMorgan Chase, Pay Underlying Reference: Triton International Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Triton International Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Receive Underlying Reference: Bank of NT Butterfield & Son Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	63	–	–	–
JPMorgan Chase, Receive Underlying Reference: Essent Group Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: Helen of Troy Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	–	–	–
JPMorgan Chase, Receive Underlying Reference: Norwegian Cruise Line Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–
JPMorgan Chase, Receive Underlying Reference: Signet Jewelers Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Third Point Reinsurance Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Aircastle Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Invesco Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–

Morgan Stanley, Pay Underlying Reference: James River Group Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: Kosmos Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: Kosmos Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Pay Underlying Reference: Triton International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Argo Group International Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Receive Underlying Reference: Athene Holding, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	—	—	—
Morgan Stanley, Receive Underlying Reference: Axalta Coating Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Receive Underlying Reference: Axis Capital Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	126	2	—	2
Morgan Stanley, Receive Underlying Reference: Bunge Monthly, Pay Variable 2.687% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Bunge Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	170	(16)	—	(16)
Morgan Stanley, Receive Underlying Reference: Essent Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—

Morgan Stanley, Receive Underlying Reference: Michael Kors Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(3)	–	(3)
Total British Virgin Islands			–	(5)
Canada 0.0%				
Citibank, Receive Underlying Reference: Masonite International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	(2)	–	(2)
Citibank, Receive Underlying Reference: Sprott Physical Gold and Silver Trust Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	65	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: IMAX Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Canada Goose Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	151	12	–	12
Goldman Sachs, Receive Underlying Reference: Masonite International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Sprott Physical Silver Trust Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	117	(6)	–	(6)
JPMorgan Chase, Receive Underlying Reference: Masonite International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Receive Underlying Reference: Birchcliff Energy Monthly, Pay Variable 2.50% (1M CAD CDOR + 0.55%) Monthly, 1/17/20	181	(19)	–	(19)
Morgan Stanley, Receive Underlying Reference: Brookfield Asset Management, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	102	(2)	–	(2)

Morgan Stanley, Receive Underlying Reference: Franco-Nevada Monthly, Pay Variable 2.687% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	66	(4)	–	(4)
Morgan Stanley, Receive Underlying Reference: Franco-Nevada Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	100	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Kirkland Lake Gold Monthly, Pay Variable 2.50% (1M CAD CDOR + 0.55%) Monthly, 1/17/20	177	(7)	–	(7)
Morgan Stanley, Receive Underlying Reference: Masonite International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Masonite International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Sprott Physical Gold and Silver Trust Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	54	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Tourmaline Oil Monthly, Pay Variable 2.50% (1M CAD CDOR + 0.55%) Monthly, 1/17/20	165	(9)	–	(9)
Total Canada			–	(48)
Cayman Islands 0.0%				
Citibank, Receive Underlying Reference: FGL Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Herbalife Nutrition Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: 58.com, ADR Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	64	2	–	2
Goldman Sachs, Receive Underlying Reference: Fabrinet Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–

UBS Securities, Receive Underlying Reference: Sampo Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	72	(1)	—	(1)
Total Finland			—	102
France 0.0%				
Citibank, Pay Underlying Reference: Natixis Monthly, Receive Variable (0.719)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	160	7	—	7
Citibank, Pay Underlying Reference: Valeo Monthly, Receive Variable (0.719)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	64	8	—	8
Citibank, Receive Underlying Reference: Rexel Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	147	(4)	—	(4)
Citibank, Receive Underlying Reference: Sartorius Stedim Biotech Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	111	10	—	10
Goldman Sachs, Pay Underlying Reference: AXA Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	734	15	—	15
Goldman Sachs, Receive Underlying Reference: BioMerieux Monthly, Pay Variable 0.031% (1M EUR LIBOR + 0.40%) Monthly, 1/17/20	125	9	—	9
Morgan Stanley, Pay Underlying Reference: Arkema Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	347	15	—	15
Morgan Stanley, Pay Underlying Reference: Cie de Saint-Gobain Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	437	1	—	1
Morgan Stanley, Pay Underlying Reference: Ingenico Group Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	83	6	—	6
Morgan Stanley, Pay Underlying Reference: Societe Generale Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	232	21	—	21

Morgan Stanley, Pay Underlying Reference: Valeo Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	47	6	—	6
Morgan Stanley, Receive Underlying Reference: BioMerieux Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	187	14	—	14
Morgan Stanley, Receive Underlying Reference: JCDecaux Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	205	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Sartorius Stedim Biotech Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	20	2	—	2
Morgan Stanley, Receive Underlying Reference: Thales Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	409	21	—	21
UBS Securities, Pay Underlying Reference: AXA Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	397	9	—	9
UBS Securities, Pay Underlying Reference: Orange Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	339	(5)	—	(5)
UBS Securities, Receive Underlying Reference: JCDecaux Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	229	1	—	1
UBS Securities, Receive Underlying Reference: Sartorius Stedim Biotech Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	20	2	—	2
Total France			—	**136**
Germany 0.0%				
Citibank, Pay Underlying Reference: MTU Aero Engines Monthly, Receive Variable (0.719)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	305	(39)	—	(39)
Citibank, Receive Underlying Reference: Allianz Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	479	7	—	7

Citibank, Receive Underlying Reference: Brenntag Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	186	(5)	—	(5)
Citibank, Receive Underlying Reference: Sartorius Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	73	4	—	4
Goldman Sachs, Pay Underlying Reference: Deutsche Boerse Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	71	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Deutsche Telekom Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	66	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Daimler Monthly, Pay Variable 0.031% (1M EUR LIBOR + 0.40%) Monthly, 1/17/20	88	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Deutsche Boerse Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	366	(7)	—	(7)
Morgan Stanley, Pay Underlying Reference: Deutsche Telekom Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	645	(18)	—	(18)
Morgan Stanley, Pay Underlying Reference: Hannover Rueck Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	327	(9)	—	(9)
Morgan Stanley, Pay Underlying Reference: Siemens Healthineers Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	24	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Siltronic Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	85	13	—	13
Morgan Stanley, Receive Underlying Reference: Allianz Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	127	2	—	2

Morgan Stanley, Receive Underlying Reference: Daimler Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	97	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Fresenius Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	77	(14)	–	(14)
Morgan Stanley, Receive Underlying Reference: HeidelbergCement Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	61	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Sartorius Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	37	1	–	1
Morgan Stanley, Receive Underlying Reference: Volkswagen Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	631	25	–	25
UBS Securities, Pay Underlying Reference: MTU Aero Engines Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	72	(9)	–	(9)
UBS Securities, Pay Underlying Reference: Siemens Healthineers Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	118	(10)	–	(10)
UBS Securities, Receive Underlying Reference: Daimler Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	379	(5)	–	(5)
UBS Securities, Receive Underlying Reference: Telefonica Deutschland Holding Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	187	(6)	–	(6)
UBS Securities, Receive Underlying Reference: Volkswagen Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	103	4	–	4
Total Germany			–	(74)
Ireland 0.0%				
Citibank, Pay Underlying Reference: AIB Group Monthly, Receive Variable (0.719)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	97	3	–	3

Citibank, Receive Underlying Reference: Endo International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Citibank, Receive Underlying Reference: Ingersoll-Rand Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: Pentair Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	1	—	1
Goldman Sachs, Receive Underlying Reference: Allergan Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	177	(24)	—	(24)
Goldman Sachs, Receive Underlying Reference: Ingersoll-Rand Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	—	—	—
Goldman Sachs, Receive Underlying Reference: Medtronic Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Medtronic Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Receive Underlying Reference: Medtronic Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	37	—	—	—
JPMorgan Chase, Receive Underlying Reference: Medtronic Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	24	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Johnson Controls International Monthly, Receive Variable 1.88% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	504	17	—	17
Morgan Stanley, Pay Underlying Reference: Johnson Controls International Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	200	1	—	1
Morgan Stanley, Pay Underlying Reference: Johnson Controls International Monthly, Receive Variable 1.882% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	59	3	—	3

Morgan Stanley, Pay Underlying Reference: Seagate Technology Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	244	14	–	14
Morgan Stanley, Pay Underlying Reference: Seagate Technology Monthly, Receive Variable 1.897% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Allergan Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	109	(15)	–	(15)
Morgan Stanley, Receive Underlying Reference: Endo International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Ingersoll-Rand Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Willis Towers Watson Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	200	7	–	7
Total Ireland			–	3
Israel 0.0%				
JPMorgan Chase, Pay Underlying Reference: Stratasys Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Stratasys Monthly, Receive Variable 1.17% (1M USD LIBOR + (1.12)%) Monthly, 1/17/20	9	1	–	1
Total Israel			–	1
Italy 0.0%				
Citibank, Pay Underlying Reference: Eni Monthly, Receive Variable (0.719)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	64	–	–	–
Citibank, Pay Underlying Reference: Eni Monthly, Receive Variable (0.35)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	107	1	–	1

Morgan Stanley, Pay Underlying Reference: doBank Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	63	(6)	–	(6)
UBS Securities, Pay Underlying Reference: Eni Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	142	–	–	–
Total Italy			–	(5)
Japan 0.0%				
Citibank, Pay Underlying Reference: Ajinomoto Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	33,480	(4)	–	(4)
Citibank, Pay Underlying Reference: Calbee Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	27,720	(10)	–	(10)
Citibank, Pay Underlying Reference: East Japan Railway Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	13,439	(3)	–	(3)
Citibank, Pay Underlying Reference: FamilyMart UNY Holdings Monthly, Receive Variable (1.853)% (1M JPY LIBOR + (1.75)%) Monthly, 1/20/20	77,409	(24)	–	(24)
Citibank, Pay Underlying Reference: Honda Motor Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	13,851	(9)	–	(9)
Citibank, Pay Underlying Reference: Kakaku.com Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	42,432	5	–	5
Citibank, Pay Underlying Reference: Kao Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	41,765	36	–	36
Citibank, Pay Underlying Reference: KDDI Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	10,804	3	–	3
Citibank, Pay Underlying Reference: Mitsubishi Estate Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	28,254	(4)	–	(4)

Citibank, Pay Underlying Reference: Nippon Steel & Sumitomo Metal Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	5,082	2	—	2
Citibank, Pay Underlying Reference: Takeda Pharmaceutical Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	42,738	(14)	—	(14)
Citibank, Receive Underlying Reference: Hitachi Metals Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	13,515	1	—	1
Citibank, Receive Underlying Reference: Istyle Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	8,532	(5)	—	(5)
Citibank, Receive Underlying Reference: JFE Holdings Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	14,709	(17)	—	(17)
Citibank, Receive Underlying Reference: Kameda Seika Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	29,264	20	—	20
Citibank, Receive Underlying Reference: Recruit Holdings Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	32,054	(31)	—	(31)
Citibank, Receive Underlying Reference: Round One Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	4,250	(1)	—	(1)
Citibank, Receive Underlying Reference: Seven & i Holdings Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	24,877	5	—	5
Citibank, Receive Underlying Reference: Shiseido Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	57,018	(12)	—	(12)
Citibank, Receive Underlying Reference: Sumitomo Metal Mining Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	17,353	(5)	—	(5)
Citibank, Receive Underlying Reference: Welcia Holdings Monthly, Pay Variable 0.298% (1M JPY LIBOR + 0.40%) Monthly, 1/20/20	18,880	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference: Asahi Group Holdings Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	54,321	(21)	—	(21)
Morgan Stanley, Pay Underlying Reference: Daifuku Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	17,510	9	—	9
Morgan Stanley, Pay Underlying Reference: Honda Motor Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	74,371	(50)	—	(50)
Morgan Stanley, Pay Underlying Reference: KDDI Monthly, Receive Variable (0.508)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	12,811	4	—	4
Morgan Stanley, Pay Underlying Reference: Nippon Steel & Sumitomo Metal Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	20,327	10	—	10
Morgan Stanley, Pay Underlying Reference: Otsuka Holdings Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	20,208	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Sysmex Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	23,660	13	—	13
Morgan Stanley, Receive Underlying Reference: Benesse Holdings Monthly, Pay Variable 0.448% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	7,650	2	—	2
Morgan Stanley, Receive Underlying Reference: Bridgestone Monthly, Pay Variable 0.448% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	37,674	14	—	14
Morgan Stanley, Receive Underlying Reference: Hitachi Metals Monthly, Pay Variable 0.448% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	4,372	—	—	—
Morgan Stanley, Receive Underlying Reference: Kirin Holdings Monthly, Pay Variable 0.448% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	24,576	9	—	9
Morgan Stanley, Receive Underlying Reference: Mitsubishi Electric Monthly, Pay Variable 0.448% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	55,258	11	—	11

Morgan Stanley, Receive Underlying Reference: NTT DOCOMO Monthly, Pay Variable 0.448% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	42,420	2	—	2
Morgan Stanley, Receive Underlying Reference: Sumitomo Metal Mining Monthly, Pay Variable 0.448% (1M JPY LIBOR + 0.55%) Monthly, 1/20/20	9,230	(3)	—	(3)
UBS Securities, Pay Underlying Reference: FamilyMart UNY Holdings Monthly, Receive Variable (0.50)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	8,810	(3)	—	(3)
UBS Securities, Pay Underlying Reference: Hirose Electric Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	18,105	(2)	—	(2)
UBS Securities, Pay Underlying Reference: Honda Motor Monthly, Receive Variable (0.453)% (1M JPY LIBOR + (0.35)%) Monthly, 1/20/20	6,022	(4)	—	(4)
UBS Securities, Pay Underlying Reference: Kao Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	10,859	9	—	9
UBS Securities, Pay Underlying Reference: MS&AD Insurance Group Holdings Monthly, Receive Variable (0.503)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	6,020	2	—	2
UBS Securities, Pay Underlying Reference: Ono Pharmaceutical Monthly, Receive Variable (0.502)% (1M JPY LIBOR + (0.40)%) Monthly, 1/20/20	64,623	(15)	—	(15)
UBS Securities, Pay Underlying Reference: Otsuka Holdings Monthly, Receive Variable (0.453)% (1M JPY LIBOR + (0.35)%) Monthly, 1/20/20	14,359	(2)	—	(2)
UBS Securities, Receive Underlying Reference: Asics Monthly, Pay Variable 0.242% (1M JPY LIBOR + 0.35%) Monthly, 1/20/20	36,814	(12)	—	(12)
UBS Securities, Receive Underlying Reference: Asics Monthly, Pay Variable 0.243% (1M JPY LIBOR + 0.35%) Monthly, 1/20/20	45,340	(22)	—	(22)

UBS Securities, Receive Underlying Reference: Yume No Machi Souzou Iinkai Monthly, Pay Variable 0.245% (1M JPY LIBOR + 0.35%) Monthly, 1/20/20	586	(1)	–	(1)
UBS Securities, Receive Underlying Reference: Yume No Machi Souzou Iinkai Monthly, Pay Variable 0.246% (1M JPY LIBOR + 0.35%) Monthly, 1/20/20	840	(1)	–	(1)
Total Japan			**–**	**(181)**
Jersey 0.0%				
Citibank, Pay Underlying Reference: Aptiv Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	(1)	–	(1)
Citibank, Pay Underlying Reference: Aptiv Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Ferguson Monthly, Receive Variable 0.375% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	260	7	–	7
Citibank, Pay Underlying Reference: Novocure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	4	–	4
Citibank, Pay Underlying Reference: Novocure Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: WPP Monthly, Pay Variable 1.075% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	177	(35)	–	(35)
Goldman Sachs, Pay Underlying Reference: Aptiv Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Aptiv Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: Ferguson Monthly, Receive Variable 0.325% (1M GBP LIBOR + (0.40)%) Monthly, 1/17/20	68	2	–	2

Goldman Sachs, Pay Underlying Reference: Novocure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	2	—	2
JPMorgan Chase, Pay Underlying Reference: Aptiv Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: Novocure Monthly, Receive Variable 1.57% (1M USD LIBOR + (0.72)%) Monthly, 1/17/20	12	3	—	3
Morgan Stanley, Receive Underlying Reference: Aptiv Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	125	5	—	5
Total Jersey			—	(14)

Luxembourg 0.0%

Citibank, Receive Underlying Reference: Ardagh Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Intelsat Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(3)	—	(3)
JPMorgan Chase, Receive Underlying Reference: Intelsat Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	—	—	—
Morgan Stanley, Receive Underlying Reference: Ardagh Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Ardagh Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Receive Underlying Reference: Intelsat Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Trinseo Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Total Luxembourg			–	(8)
Marshall Islands 0.0%				
JPMorgan Chase, Pay Underlying Reference: Scorpio Bulkers Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Scorpio Bulkers Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	–	–	–
Total Marshall Islands			–	–
Netherlands 0.0%				
Goldman Sachs, Pay Underlying Reference: Wright Medical Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Wright Medical Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: Wright Medical Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Receive Underlying Reference: QIAGEN Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	1	–	1
Goldman Sachs, Receive Underlying Reference: QIAGEN Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–

UBS Securities, Receive Underlying Reference: Yara International Monthly, Pay Variable 1.32% (1M NOK NIBOR + 0.35%) Monthly, 1/17/20	841	(6)	–	(6)
Total Norway			–	(14)
Puerto Rico 0.0%				
Citibank, Receive Underlying Reference: EVERTEC Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: OFG Bancorp Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: Popular Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Popular Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: First BanCorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	1	–	1
Goldman Sachs, Receive Underlying Reference: First BanCorp Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Receive Underlying Reference: EVERTEC Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	1	–	1

JPMorgan Chase, Receive Underlying Reference: Popular Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Receive Underlying Reference: EVERTEC Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	44	5	–	5
Morgan Stanley, Receive Underlying Reference: First BanCorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	–	1
Morgan Stanley, Receive Underlying Reference: First BanCorp Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
Morgan Stanley, Receive Underlying Reference: Popular Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	2	–	2
Morgan Stanley, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Triple-S Management, Class B Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Total Puerto Rico			–	9
Russia 0.0%				
UBS Securities, Receive Underlying Reference: Sberbank of Russia, ADR Monthly, Pay Variable 2.657% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	57	2	–	2
Total Russia			–	2
Spain 0.0%				
Citibank, Pay Underlying Reference: Banco Bilbao Vizcaya Argentaria Monthly, Receive Variable (0.719)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	307	28	–	28

Citibank, Pay Underlying Reference: Siemens Gamesa Renewable Energy Monthly, Receive Variable (0.719)% (1M EUR LIBOR + (0.35)%) Monthly, 1/17/20	14	—	—	—
Citibank, Receive Underlying Reference: Grifols Monthly, Pay Variable (0.019)% (1M EUR LIBOR + 0.35%) Monthly, 1/17/20	58	9	—	9
Morgan Stanley, Pay Underlying Reference: Banco Bilbao Vizcaya Argentaria Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	213	20	—	20
Morgan Stanley, Pay Underlying Reference: Mapfre Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	86	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Siemens Gamesa Renewable Energy Monthly, Receive Variable (2.869)% (1M EUR LIBOR + (2.50)%) Monthly, 1/17/20	33	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Ferrovial Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	120	1	—	1
Morgan Stanley, Receive Underlying Reference: Telefonica Monthly, Pay Variable 0.181% (1M EUR LIBOR + 0.55%) Monthly, 1/17/20	74	2	—	2
UBS Securities, Pay Underlying Reference: Mapfre Monthly, Receive Variable (0.769)% (1M EUR LIBOR + (0.40)%) Monthly, 1/17/20	57	(2)	—	(2)
Total Spain			—	54
Sweden 0.0%				
Citibank, Pay Underlying Reference: Sandvik Monthly, Receive Variable (0.84)% (1M SEK STIBOR + (0.35)%) Monthly, 1/17/20	2,074	(8)	—	(8)
Citibank, Pay Underlying Reference: SKF, B Shares Monthly, Receive Variable (0.84)% (1M SEK STIBOR + (0.35)%) Monthly, 1/17/20	538	3	—	3
Morgan Stanley, Pay Underlying Reference: Atlas Copco, B Shares Monthly, Receive Variable (0.89)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	2,779	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference: Nordea Bank Monthly, Receive Variable (0.89)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	3,517	35	–	35
Morgan Stanley, Pay Underlying Reference: SKF, B Shares Monthly, Receive Variable (0.89)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	830	4	–	4
Morgan Stanley, Receive Underlying Reference: Assa Abloy, Class B Monthly, Pay Variable 0.06% (1M SEK STIBOR + 0.55%) Monthly, 1/17/20	2,772	23	–	23
Morgan Stanley, Receive Underlying Reference: Epiroc Monthly, Pay Variable 0.06% (1M SEK STIBOR + 0.55%) Monthly, 1/17/20	786	(10)	–	(10)
UBS Securities, Pay Underlying Reference: Atlas Copco, B Shares Monthly, Receive Variable (0.89)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	592	–	–	–
UBS Securities, Pay Underlying Reference: Sandvik Monthly, Receive Variable (0.89)% (1M SEK STIBOR + (0.40)%) Monthly, 1/17/20	3,628	(13)	–	(13)
UBS Securities, Receive Underlying Reference: Epiroc Monthly, Pay Variable (0.14)% (1M SEK STIBOR + 0.35%) Monthly, 1/17/20	1,509	(19)	–	(19)
UBS Securities, Receive Underlying Reference: Hexagon, B Shares Monthly, Pay Variable (0.14)% (1M SEK STIBOR + 0.35%) Monthly, 1/17/20	1,397	(3)	–	(3)
Total Sweden			–	11
Switzerland 0.0%				
Citibank, Pay Underlying Reference: Credit Suisse Group Monthly, Receive Variable (1.137)% (1M CHF LIBOR + (0.35)%) Monthly, 1/17/20	589	6	–	6
Citibank, Pay Underlying Reference: Garmin Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Citibank, Pay Underlying Reference: SGS Monthly, Receive Variable (1.137)% (1M CHF LIBOR + (0.35)%) Monthly, 1/17/20	791	(46)	–	(46)

UBS Securities, Receive Underlying Reference: Lonza Group Monthly, Pay Variable (0.437)% (1M CHF LIBOR + 0.35%) Monthly, 1/17/20	478	9	–	9
Total Switzerland			–	4
United Kingdom 0.0%				
Citibank, Pay Underlying Reference: Hunting Monthly, Receive Variable 0.375% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	29	3	–	3
Citibank, Pay Underlying Reference: Informa Monthly, Receive Variable 0.375% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	111	(1)	–	(1)
Citibank, Pay Underlying Reference: Royal Dutch Shell, A Shares Monthly, Receive Variable 0.372% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	170	(7)	–	(7)
Citibank, Pay Underlying Reference: Royal Dutch Shell, A Shares Monthly, Receive Variable 0.375% (1M GBP LIBOR + (0.35)%) Monthly, 1/17/20	166	–	–	–
Citibank, Receive Underlying Reference: ASOS Monthly, Pay Variable 1.075% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	229	28	–	28
Citibank, Receive Underlying Reference: BrightSphere Investment Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	–	(1)
Citibank, Receive Underlying Reference: Cardtronics, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	–	(1)
Citibank, Receive Underlying Reference: iPath Bloomberg Coffee Subindex Total Return ETN Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	121	(8)	–	(8)
Citibank, Receive Underlying Reference: Nielsen Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–

Citibank, Receive Underlying Reference: Reckitt Benckiser Group Monthly, Pay Variable 1.075% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	68	(3)	—	(3)
Citibank, Receive Underlying Reference: Smiths Group Monthly, Pay Variable 1.075% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	75	7	—	7
Citibank, Receive Underlying Reference: STERIS Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	1	—	1
Citibank, Receive Underlying Reference: STERIS Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Citibank, Receive Underlying Reference: Travis Perkins Monthly, Pay Variable 1.072% (1M GBP LIBOR + 0.35%) Monthly, 1/17/20	263	29	—	29
Goldman Sachs, Receive Underlying Reference: BrightSphere Investment Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Cardtronics, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Cardtronics, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Cardtronics, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Nielsen Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Receive Underlying Reference: Nielsen Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Receive Underlying Reference: BrightSphere Investment Group Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	—	—	—

JPMorgan Chase, Receive Underlying Reference: Nielsen Holdings Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	19	—	—	—
Morgan Stanley, Pay Underlying Reference: Aviva Monthly, Receive Variable 0.325% (1M GBP LIBOR + (0.40)%) Monthly, 1/17/20	355	6	—	6
Morgan Stanley, Pay Underlying Reference: HSBC Holdings Monthly, Receive Variable 0.325% (1M GBP LIBOR + (0.40)%) Monthly, 1/17/20	175	(6)	—	(6)
Morgan Stanley, Pay Underlying Reference: Informa Monthly, Receive Variable 0.325% (1M GBP LIBOR + (0.40)%) Monthly, 1/17/20	130	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: ASOS Monthly, Pay Variable 1.275% (1M GBP LIBOR + 0.55%) Monthly, 1/17/20	257	32	—	32
Morgan Stanley, Receive Underlying Reference: BrightSphere Investment Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Britvic Monthly, Pay Variable 1.275% (1M GBP LIBOR + 0.55%) Monthly, 1/17/20	36	2	—	2
Morgan Stanley, Receive Underlying Reference: BT Group Monthly, Pay Variable 1.274% (1M GBP LIBOR + 0.55%) Monthly, 1/17/20	294	(7)	—	(7)
Morgan Stanley, Receive Underlying Reference: BT Group Monthly, Pay Variable 1.274% (1M GBP LIBOR + 0.55%) Monthly, 1/17/20	368	(9)	—	(9)
Morgan Stanley, Receive Underlying Reference: BT Group Monthly, Pay Variable 1.276% (1M GBP LIBOR + 0.55%) Monthly, 1/17/20	303	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Nielsen Holdings Monthly, Pay Variable 2.687% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	54	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Nielsen Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	105	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference: Travis Perkins Monthly, Pay Variable 1.27% (1M GBP LIBOR + 0.55%) Monthly, 1/17/20	115	19	–	19
UBS Securities, Pay Underlying Reference: Hunting Monthly, Receive Variable 0.325% (1M GBP LIBOR + (0.40)%) Monthly, 1/17/20	109	10	–	10
Total United Kingdom			–	85
United States 0.0%				
Citibank, Pay Underlying Reference: 2U Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: 2U Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	–	–	–
Citibank, Pay Underlying Reference: AAON Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	(2)	–	(2)
Citibank, Pay Underlying Reference: AAON Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Abercrombie & Fitch Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	72	(8)	–	(8)
Citibank, Pay Underlying Reference: ABM Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: ABM Industries Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: ADTRAN Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Aerovironment Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	1	–	1

Citibank, Pay Underlying Reference: Aerovironment Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Air Lease Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	3	–	3
Citibank, Pay Underlying Reference: Air Transport Services Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Alamo Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Albemarle Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	(1)	–	(1)
Citibank, Pay Underlying Reference: Allegiant Travel Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	1	–	1
Citibank, Pay Underlying Reference: ALLETE Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Citibank, Pay Underlying Reference: Alliant Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Citibank, Pay Underlying Reference: AMERCO Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: American Eagle Outfitters Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	120	(6)	–	(6)
Citibank, Pay Underlying Reference: American Eagle Outfitters Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Ameris Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	1	–	1

Citibank, Pay Underlying Reference: Ameris Bancorp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Citibank, Pay Underlying Reference: AMN Healthcare Services Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Citibank, Pay Underlying Reference: Amphenol, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	(2)	–	(2)
Citibank, Pay Underlying Reference: Andersons Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	(1)	–	(1)
Citibank, Pay Underlying Reference: Apptio, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	2	–	2
Citibank, Pay Underlying Reference: Argan Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	–	(1)
Citibank, Pay Underlying Reference: Argan Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–
Citibank, Pay Underlying Reference: Arrow Electronics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Assembly Biosciences Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	1	–	1
Citibank, Pay Underlying Reference: At Home Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	–	–	–
Citibank, Pay Underlying Reference: At Home Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Atlas Air Worldwide Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	1	–	1

Citibank, Pay Underlying Reference: Atlas Air Worldwide Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Atmos Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: AtriCure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Citibank, Pay Underlying Reference: Autodesk Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	1	–	1
Citibank, Pay Underlying Reference: Autodesk Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: AutoNation Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	(1)	–	(1)
Citibank, Pay Underlying Reference: AutoNation Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Citibank, Pay Underlying Reference: AxoGen Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	(3)	–	(3)
Citibank, Pay Underlying Reference: AxoGen Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	(1)	–	(1)
Citibank, Pay Underlying Reference: Axon Enterprise Monthly, Receive Variable 1.59% (1M USD LIBOR + (0.70)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: Balchem Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Bank of Hawaii Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	–	–	–
Citibank, Pay Underlying Reference: Benefitfocus Monthly, Receive Variable 0.89% (1M USD LIBOR + (1.40)%) Monthly, 1/17/20	33	(4)	–	(4)

Citibank, Pay Underlying Reference: Bio-Techne Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: BioTelemetry Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	(2)	–	(2)
Citibank, Pay Underlying Reference: BioTelemetry Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Citibank, Pay Underlying Reference: Black Hills Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	1	–	1
Citibank, Pay Underlying Reference: Black Hills Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Blackline Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	(2)	–	(2)
Citibank, Pay Underlying Reference: Blackline Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: BlackRock Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	84	(8)	–	(8)
Citibank, Pay Underlying Reference: BlackRock Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	150	5	–	5
Citibank, Pay Underlying Reference: Box, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	1	–	1
Citibank, Pay Underlying Reference: Box, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: Brink's Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	(1)	–	(1)
Citibank, Pay Underlying Reference: Brink's Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–

Citibank, Pay Underlying Reference: Brookdale Senior Living Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	(2)	–	(2)
Citibank, Pay Underlying Reference: Brown & Brown Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	(1)	–	(1)
Citibank, Pay Underlying Reference: Brown-Forman, Class B Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	–	–	–
Citibank, Pay Underlying Reference: Brown-Forman, Class B Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Citibank, Pay Underlying Reference: Bryn Mawr Bank Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	3	–	3
Citibank, Pay Underlying Reference: Cabot Oil & Gas Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	–	–	–
Citibank, Pay Underlying Reference: Calavo Growers Monthly, Receive Variable 1.44% (1M USD LIBOR + (0.85)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Cantel Medical Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Career Education Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(1)	–	(1)
Citibank, Pay Underlying Reference: Carpenter Technology Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	2	–	2
Citibank, Pay Underlying Reference: Carter's Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	143	(1)	–	(1)
Citibank, Pay Underlying Reference: CBS, Class B Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	–	–	–
Citibank, Pay Underlying Reference: CenterState Bank Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	1	–	1

Citibank, Pay Underlying Reference: CenterState Bank Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: Cerus Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Cerus Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Cimarex Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–
Citibank, Pay Underlying Reference: CIRCOR International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	1	–	1
Citibank, Pay Underlying Reference: CIRCOR International Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: City Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	–	–	–
Citibank, Pay Underlying Reference: Cloudera Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Citibank, Pay Underlying Reference: Coeur Mining Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	2	–	2
Citibank, Pay Underlying Reference: Coeur Mining Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Cohen & Steers Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	(1)	–	(1)
Citibank, Pay Underlying Reference: Cohen & Steers Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Colfax Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	2	–	2

Citibank, Pay Underlying Reference: Colfax Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: Columbia Banking System Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	–	–	–
Citibank, Pay Underlying Reference: Commercial Metals Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Citibank, Pay Underlying Reference: Community Bank System Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	–	–	–
Citibank, Pay Underlying Reference: Community Bank System Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Consolidated Edison Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	–	–	–
Citibank, Pay Underlying Reference: Cooper Tire & Rubber Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	(6)	–	(6)
Citibank, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	1	–	1
Citibank, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Citibank, Pay Underlying Reference: Cray Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	(2)	–	(2)
Citibank, Pay Underlying Reference: Crown Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Citibank, Pay Underlying Reference: CryoLife Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: CSX Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	67	(3)	–	(3)

Citibank, Pay Underlying Reference: CSX Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	357	11	—	11
Citibank, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	(1)	—	(1)
Citibank, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Citibank, Pay Underlying Reference: Devon Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	118	12	—	12
Citibank, Pay Underlying Reference: Diamond Hill Investment Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Citibank, Pay Underlying Reference: Dine Brands Global Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: Dolby Laboratories, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	—	—	—
Citibank, Pay Underlying Reference: Dollar Tree Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Citibank, Pay Underlying Reference: Dorman Products Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(5)	—	(5)
Citibank, Pay Underlying Reference: Dorman Products Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	—	(1)
Citibank, Pay Underlying Reference: Dril-Quip Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	3	—	3
Citibank, Pay Underlying Reference: Dril-Quip Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: DTE Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	(1)	—	(1)

Citibank, Pay Underlying Reference: Eagle Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: Eagle Bancorp Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Eagle Bancorp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Citibank, Pay Underlying Reference: Eagle Materials Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Citibank, Pay Underlying Reference: Eaton Vance Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	1	–	1
Citibank, Pay Underlying Reference: EchoStar, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: eHealth Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: EnPro Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Ensign Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	2	–	2
Citibank, Pay Underlying Reference: Equifax Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	51	–	–	–
Citibank, Pay Underlying Reference: Erie Indemnity, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	(2)	–	(2)

Citibank, Pay Underlying Reference: Erie Indemnity, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: Everbridge Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: Eversource Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Citibank, Pay Underlying Reference: Evolent Health, Class A Monthly, Receive Variable 1.39% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	8	1	—	1
Citibank, Pay Underlying Reference: Evolent Health, Class A Monthly, Receive Variable 1.395% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: ExlService Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Citibank, Pay Underlying Reference: Ferro Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	—	1
Citibank, Pay Underlying Reference: Finisar Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: FireEye Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	(4)	—	(4)
Citibank, Pay Underlying Reference: First American Financial Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Citibank, Pay Underlying Reference: First Financial Bankshares Monthly, Receive Variable 1.74% (1M USD LIBOR + (0.55)%) Monthly, 1/17/20	41	(2)	—	(2)
Citibank, Pay Underlying Reference: First Financial Bankshares Monthly, Receive Variable 1.745% (1M USD LIBOR + (0.55)%) Monthly, 1/17/20	7	—	—	—

Citibank, Pay Underlying Reference: First Hawaiian Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Citibank, Pay Underlying Reference: FirstEnergy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	—	—	—
Citibank, Pay Underlying Reference: Fitbit, Class A Monthly, Receive Variable 1.19% (1M USD LIBOR + (1.10)%) Monthly, 1/17/20	21	1	—	1
Citibank, Pay Underlying Reference: Fitbit, Class A Monthly, Receive Variable 1.195% (1M USD LIBOR + (1.10)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: Five Below Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	—	—	—
Citibank, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	1	—	1
Citibank, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Citibank, Pay Underlying Reference: FMC Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	2	—	2
Citibank, Pay Underlying Reference: FMC Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: Forrester Research Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: Fox Factory Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	3	—	3
Citibank, Pay Underlying Reference: Fox Factory Holding Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: Freshpet Monthly, Receive Variable 1.19% (1M USD LIBOR + (1.10)%) Monthly, 1/17/20	41	(1)	—	(1)

Citibank, Pay Underlying Reference: Freshpet Monthly, Receive Variable 1.195% (1M USD LIBOR + (1.10)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Gap Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	–	–	–
Citibank, Pay Underlying Reference: Gap Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Gartner Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: GATX Monthly, Receive Variable 1.24% (1M USD LIBOR + (1.05)%) Monthly, 1/17/20	23	2	–	2
Citibank, Pay Underlying Reference: GATX Monthly, Receive Variable 1.245% (1M USD LIBOR + (1.05)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: GATX Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–
Citibank, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Glacier Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	–	–	–
Citibank, Pay Underlying Reference: Glacier Bancorp Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: Glaukos Monthly, Receive Variable 1.39% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Glaukos Monthly, Receive Variable 1.395% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Global Payments Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–

Citibank, Pay Underlying Reference: Global Payments Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: Globus Medical, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	—	—	—
Citibank, Pay Underlying Reference: Graham Holdings, Class B Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	42	(1)	—	(1)
Citibank, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Citibank, Pay Underlying Reference: Graphic Packaging Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	5	—	5
Citibank, Pay Underlying Reference: Green Plains Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	1	—	1
Citibank, Pay Underlying Reference: Green Plains Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Citibank, Pay Underlying Reference: Griffon Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	6	—	6
Citibank, Pay Underlying Reference: Griffon Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	1	—	1
Citibank, Pay Underlying Reference: Guess? Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Citibank, Pay Underlying Reference: Guess? Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Citibank, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—

Citibank, Pay Underlying Reference: Hartford Financial Services Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Citibank, Pay Underlying Reference: Hartford Financial Services Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Citibank, Pay Underlying Reference: HealthEquity Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	(1)	–	(1)
Citibank, Pay Underlying Reference: HealthEquity Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Heartland Express Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: Hecla Mining Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	4	–	4
Citibank, Pay Underlying Reference: Helix Energy Solutions Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	2	–	2
Citibank, Pay Underlying Reference: Hertz Global Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	–	1
Citibank, Pay Underlying Reference: Hertz Global Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: II-VI Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	–	1
Citibank, Pay Underlying Reference: Independent Bank Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	4	–	4
Citibank, Pay Underlying Reference: Infinera Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	1	–	1

Citibank, Pay Underlying Reference: Instructure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	(4)	—	(4)
Citibank, Pay Underlying Reference: Instructure Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	—	(1)
Citibank, Pay Underlying Reference: Insulet Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Citibank, Pay Underlying Reference: Insulet Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—
Citibank, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: International Speedway, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: Invacare Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—
Citibank, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	1	—	1
Citibank, Pay Underlying Reference: Iridium Communications Monthly, Receive Variable 1.09% (1M USD LIBOR + (1.20)%) Monthly, 1/17/20	41	(1)	—	(1)
Citibank, Pay Underlying Reference: Iridium Communications Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Citibank, Pay Underlying Reference: Itron Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—

Citibank, Pay Underlying Reference: Laboratory of America Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—
Citibank, Pay Underlying Reference: Laureate Education, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Citibank, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	1	—	1
Citibank, Pay Underlying Reference: LegacyTexas Financial Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: Leggett & Platt Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: LendingTree Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: Lithia Motors, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	(3)	—	(3)
Citibank, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
Citibank, Pay Underlying Reference: LKQ Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	2	—	2
Citibank, Pay Underlying Reference: Lockheed Martin Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	201	23	—	23
Citibank, Pay Underlying Reference: Lululemon Athletica Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Citibank, Pay Underlying Reference: Lululemon Athletica Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—

Citibank, Pay Underlying Reference: Matthews International, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Citibank, Pay Underlying Reference: McGrath RentCorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	(1)	–	(1)
Citibank, Pay Underlying Reference: Medidata Solutions Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Citibank, Pay Underlying Reference: Medidata Solutions Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Medifast Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: Mercury General Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(3)	–	(3)
Citibank, Pay Underlying Reference: Mercury General Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	–	(1)
Citibank, Pay Underlying Reference: Mercury Systems Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Meredith Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: Meredith Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Citibank, Pay Underlying Reference: Mettler-Toledo International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Citibank, Pay Underlying Reference: MGE Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: MGP Ingredients Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–

Citibank, Pay Underlying Reference: MGP Ingredients Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: MINDBODY, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Citibank, Pay Underlying Reference: MINDBODY, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Mohawk Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	3	–	3
Citibank, Pay Underlying Reference: Monro Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	(1)	–	(1)
Citibank, Pay Underlying Reference: MRC Global Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Citibank, Pay Underlying Reference: MRC Global Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Multi-Color Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: National Beverage Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	1	–	1
Citibank, Pay Underlying Reference: National Beverage Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	–	1
Citibank, Pay Underlying Reference: National Instruments Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
Citibank, Pay Underlying Reference: Neogen Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	1	–	1
Citibank, Pay Underlying Reference: Nevro Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	–	1

Citibank, Pay Underlying Reference: New Jersey Resources Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: New Jersey Resources Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
Citibank, Pay Underlying Reference: NewMarket Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Citibank, Pay Underlying Reference: NiSource Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: NN Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: NN Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: NOW Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	6	—	6
Citibank, Pay Underlying Reference: Nutanix, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Citibank, Pay Underlying Reference: ORBCOMM Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Citibank, Pay Underlying Reference: Ormat Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	—	—	—
Citibank, Pay Underlying Reference: PacWest Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	1	—	1
Citibank, Pay Underlying Reference: PacWest Bancorp Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: Pattern Energy Group, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—

Citibank, Pay Underlying Reference: Pinnacle Financial Partners Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	1	—	1
Citibank, Pay Underlying Reference: Piper Jaffray Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
Citibank, Pay Underlying Reference: Pool Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: PriceSmart Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	—	1
Citibank, Pay Underlying Reference: ProAssurance Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: Proofpoint Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	2	—	2
Citibank, Pay Underlying Reference: Prosperity Bancshares Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—
Citibank, Pay Underlying Reference: Pure Storage, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: Pure Storage, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: Q2 Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: Rapid7 Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—

Citibank, Pay Underlying Reference: Renasant Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Citibank, Pay Underlying Reference: REV Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	3	–	3
Citibank, Pay Underlying Reference: REV Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: Ring Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: RLI Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Rogers Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	–	–	–
Citibank, Pay Underlying Reference: Roku Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	–	–	–
Citibank, Pay Underlying Reference: Ryder System Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	7	–	7
Citibank, Pay Underlying Reference: Seaboard Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	(1)	–	(1)
Citibank, Pay Underlying Reference: Sealed Air Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Sealed Air Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: SEI Investments Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: Sempra Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–

Citibank, Pay Underlying Reference: Sensient Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	1	—	1
Citibank, Pay Underlying Reference: ServisFirst Bancshares Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: ServisFirst Bancshares Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: Shake Shack, Class A Monthly, Receive Variable 0.89% (1M USD LIBOR + (1.40)%) Monthly, 1/17/20	18	2	—	2
Citibank, Pay Underlying Reference: Sientra Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: South State Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	—	1
Citibank, Pay Underlying Reference: Spire Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: Spire Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: Spirit Airlines Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	(2)	—	(2)
Citibank, Pay Underlying Reference: Spirit Airlines Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: Spirit Airlines Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: Splunk Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—

Citibank, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Citibank, Pay Underlying Reference: STAAR Surgical Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Citibank, Pay Underlying Reference: Stifel Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Citibank, Pay Underlying Reference: SVB Financial Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	192	33	—	33
Citibank, Pay Underlying Reference: Tactile Systems Technology Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: Teladoc Health Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Citibank, Pay Underlying Reference: TerraForm Power, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: TerraForm Power, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: TFS Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Citibank, Pay Underlying Reference: TFS Financial Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: TimkenSteel Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—

Citibank, Pay Underlying Reference: Tootsie Roll Industries Monthly, Receive Variable (0.711)% (1M USD LIBOR + (3.00)%) Monthly, 1/17/20	6	(1)	—	(1)
Citibank, Pay Underlying Reference: Tractor Supply Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	(1)	—	(1)
Citibank, Pay Underlying Reference: Tractor Supply Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: Trinity Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	1	—	1
Citibank, Pay Underlying Reference: Trinity Industries Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	—	—	—
Citibank, Pay Underlying Reference: Triumph Bancorp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	—	—	—
Citibank, Pay Underlying Reference: Triumph Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	1	—	1
Citibank, Pay Underlying Reference: Triumph Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: Trupanion Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: Ulta Beauty Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Citibank, Pay Underlying Reference: Under Armour, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	(1)	—	(1)
Citibank, Pay Underlying Reference: Unifi Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: United Insurance Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—

Citibank, Pay Underlying Reference: Universal Electronics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	1	—	1
Citibank, Pay Underlying Reference: Universal Health Services, Class B Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	—	—	—
Citibank, Pay Underlying Reference: Universal Health Services, Class B Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Citibank, Pay Underlying Reference: US Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	368	(13)	—	(13)
Citibank, Pay Underlying Reference: VF Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
Citibank, Pay Underlying Reference: Viad Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	4	—	4
Citibank, Pay Underlying Reference: Viad Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Citibank, Pay Underlying Reference: ViaSat Monthly, Receive Variable 0.94% (1M USD LIBOR + (1.35)%) Monthly, 1/17/20	6	—	—	—
Citibank, Pay Underlying Reference: ViaSat Monthly, Receive Variable 0.945% (1M USD LIBOR + (1.35)%) Monthly, 1/17/20	7	—	—	—
Citibank, Pay Underlying Reference: Virtu Financial, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Citibank, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Citibank, Pay Underlying Reference: Virtusa Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—

Citibank, Pay Underlying Reference: Vocera Communications Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Citibank, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Citibank, Pay Underlying Reference: Watsco Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	3	–	3
Citibank, Pay Underlying Reference: Wayfair, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: WD-40 Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Citibank, Pay Underlying Reference: WD-40 Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Welbilt Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Citibank, Pay Underlying Reference: WisdomTree Investments Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Citibank, Pay Underlying Reference: Workiva Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Citibank, Pay Underlying Reference: World Fuel Services Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	(6)	–	(6)
Citibank, Pay Underlying Reference: WSFS Financial Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Citibank, Pay Underlying Reference: Yext Monthly, Receive Variable 1.39% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	32	–	–	–
Citibank, Pay Underlying Reference: Yext Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–

Citibank, Pay Underlying Reference: Zendesk Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Citibank, Pay Underlying Reference: Zogenix Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Citibank, Pay Underlying Reference: Zogenix Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Citibank, Receive Underlying Reference: Aaron's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Citibank, Receive Underlying Reference: ACCO Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: Acuity Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	1	–	1
Citibank, Receive Underlying Reference: Acushnet Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Citibank, Receive Underlying Reference: Acushnet Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Addus HomeCare Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: AES Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Air Products & Chemicals Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	134	(2)	–	(2)
Citibank, Receive Underlying Reference: Alaska Air Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Citibank, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–

Citibank, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(1)	—	(1)
Citibank, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Citibank, Receive Underlying Reference: Allscripts Healthcare Solutions Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	(4)	—	(4)
Citibank, Receive Underlying Reference: Allscripts Healthcare Solutions Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Citibank, Receive Underlying Reference: Ambac Financial Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	1	—	1
Citibank, Receive Underlying Reference: AMC Entertainment Holdings, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Citibank, Receive Underlying Reference: AMC Networks, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Citibank, Receive Underlying Reference: AMC Networks, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Amedisys Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	—	—	—
Citibank, Receive Underlying Reference: Ameren Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—

Citibank, Receive Underlying Reference: Ameren Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: Ameren Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: American Axle & Manufacturing Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(1)	–	(1)
Citibank, Receive Underlying Reference: American Equity Investment Life Holding Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Citibank, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: American Outdoor Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Ameriprise Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	703	(46)	–	(46)
Citibank, Receive Underlying Reference: Ameriprise Financial Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: ANI Pharmaceuticals Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: ANI Pharmaceuticals Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–

Citibank, Receive Underlying Reference: Antero Resources Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Citibank, Receive Underlying Reference: Antero Resources Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Antero Resources Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Apogee Enterprises Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	(2)	–	(2)
Citibank, Receive Underlying Reference: Apple Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	–	–	–
Citibank, Receive Underlying Reference: Apple Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Citibank, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Citibank, Receive Underlying Reference: Artisan Partners Asset Management, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Citibank, Receive Underlying Reference: Atkore International Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	–	(1)
Citibank, Receive Underlying Reference: Atkore International Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	–	–	–
Citibank, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Avery Dennison Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Avery Dennison Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–

Citibank, Receive Underlying Reference: Avnet Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Banc of California Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	–	–	–
Citibank, Receive Underlying Reference: Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	5	–	5
Citibank, Receive Underlying Reference: BankUnited Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: BankUnited Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: BankUnited Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Citibank, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	–	–	–
Citibank, Receive Underlying Reference: Best Buy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: BJ's Restaurants Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Citibank, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: BMC Stock Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Boeing Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	(1)	–	(1)
Citibank, Receive Underlying Reference: Boeing Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–

Citibank, Receive Underlying Reference: Boise Cascade Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Boise Cascade Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Boyd Gaming Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(6)	–	(6)
Citibank, Receive Underlying Reference: Boyd Gaming Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	–	–	–
Citibank, Receive Underlying Reference: Brinker International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Builders FirstSource Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Builders FirstSource Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: CBIZ Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: CDW Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: CDW Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	–	1
Citibank, Receive Underlying Reference: CDW Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Citibank, Receive Underlying Reference: CenturyLink Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–

Citibank, Receive Underlying Reference: CF Industries Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: CH Robinson Worldwide Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Citibank, Receive Underlying Reference: Chico's FAS Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Citibank, Receive Underlying Reference: Cigna Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	53	3	–	3
Citibank, Receive Underlying Reference: CIT Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: CIT Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: CIT Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Citibank, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	–	1
Citibank, Receive Underlying Reference: Citrix Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Citibank, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	–	–	–
Citibank, Receive Underlying Reference: CMS Energy Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–
Citibank, Receive Underlying Reference: Coca-Cola Bottling Co Consolidated Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–

Citibank, Receive Underlying Reference: Coca-Cola Bottling Co Consolidated Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Citibank, Receive Underlying Reference: CONMED Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	(3)	–	(3)
Citibank, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: Crocs Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: CSW Industrials Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Dave & Buster's Entertainment Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–
Citibank, Receive Underlying Reference: Dean Foods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: Dell Technologies, Class V Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(1)	–	(1)
Citibank, Receive Underlying Reference: Deluxe Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Dick's Sporting Goods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	2	–	2

Citibank, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Citibank, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Citibank, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	1	—	1
Citibank, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: DXC Technology Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	—	(1)
Citibank, Receive Underlying Reference: DXC Technology Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	—	—	—
Citibank, Receive Underlying Reference: Echo Global Logistics Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: EMCOR Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: EMCOR Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Energizer Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Entravision Communications, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—

Citibank, Receive Underlying Reference: Ethan Allen Interiors Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Citibank, Receive Underlying Reference: Ethan Allen Interiors Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Exact Sciences Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	197	16	–	16
Citibank, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Citibank, Receive Underlying Reference: Expedia Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Expeditors International of Washington Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	–	–	–
Citibank, Receive Underlying Reference: Extended Stay America Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(2)	–	(2)
Citibank, Receive Underlying Reference: Exterran Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	(1)	–	(1)
Citibank, Receive Underlying Reference: F5 Networks Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	–	1
Citibank, Receive Underlying Reference: Fair Isaac Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	(1)	–	(1)
Citibank, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Fifth Third Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–

Citibank, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Citibank, Receive Underlying Reference: Flowers Foods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Citibank, Receive Underlying Reference: Flowers Foods Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Citibank, Receive Underlying Reference: Flowers Foods Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Foot Locker Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Fortinet Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: Fortinet Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Foundation Building Materials Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Citibank, Receive Underlying Reference: Franklin Resources Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Citibank, Receive Underlying Reference: Franklin Resources Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—
Citibank, Receive Underlying Reference: Freeport-McMoRan Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(1)	—	(1)
Citibank, Receive Underlying Reference: FTI Consulting Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Citibank, Receive Underlying Reference: FTI Consulting Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	—	(1)

Citibank, Receive Underlying Reference: Gannett Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: Harley-Davidson Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	(2)	–	(2)
Citibank, Receive Underlying Reference: HealthStream Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Henry Schein Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	–	–	–
Citibank, Receive Underlying Reference: Hill-Rom Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Hill-Rom Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Hillenbrand Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: HollyFrontier Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: Huntsman Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(2)	–	(2)
Citibank, Receive Underlying Reference: Innospec Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	44	–	–	–
Citibank, Receive Underlying Reference: Insight Enterprises Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Citibank, Receive Underlying Reference: InterDigital Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–

Citibank, Receive Underlying Reference: InterDigital Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Citibank, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Citibank, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Citibank, Receive Underlying Reference: John B. Sanfilippo & Son Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Citibank, Receive Underlying Reference: John Wiley & Sons, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Citibank, Receive Underlying Reference: K12 Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	1	–	1
Citibank, Receive Underlying Reference: Kaman Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–

Citibank, Receive Underlying Reference: Kearny Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	–	–	–
Citibank, Receive Underlying Reference: Kearny Financial Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: Kearny Financial Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: KeyCorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Kohl's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	1	–	1
Citibank, Receive Underlying Reference: Kohl's Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: Kohl's Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Citibank, Receive Underlying Reference: La-Z-Boy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	–	–	–
Citibank, Receive Underlying Reference: La-Z-Boy Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(2)	–	(2)
Citibank, Receive Underlying Reference: Lear Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	–	–	–
Citibank, Receive Underlying Reference: Lear Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Lear Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–

Citibank, Receive Underlying Reference: Legg Mason Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	(1)	–	(1)
Citibank, Receive Underlying Reference: Lincoln National Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Citibank, Receive Underlying Reference: Louisiana-Pacific Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	(1)	–	(1)
Citibank, Receive Underlying Reference: Louisiana-Pacific Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Louisiana-Pacific Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Citibank, Receive Underlying Reference: Luminex Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	2	–	2
Citibank, Receive Underlying Reference: Luminex Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Macy's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	1	–	1
Citibank, Receive Underlying Reference: Malibu Boats, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Mammoth Energy Services Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(1)	–	(1)
Citibank, Receive Underlying Reference: Marathon Petroleum Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	200	(20)	–	(20)
Citibank, Receive Underlying Reference: Materion Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	1	–	1
Citibank, Receive Underlying Reference: Materion Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–

Citibank, Receive Underlying Reference: Medpace Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	(1)	—	(1)
Citibank, Receive Underlying Reference: Merck Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	150	9	—	9
Citibank, Receive Underlying Reference: Meridian Bioscience Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	3	—	3
Citibank, Receive Underlying Reference: Meridian Bioscience Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)
Citibank, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Citibank, Receive Underlying Reference: MGIC Investment Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Citibank, Receive Underlying Reference: MGIC Investment Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: MicroStrategy, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	—	—	—
Citibank, Receive Underlying Reference: Murphy Oil Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	(5)	—	(5)
Citibank, Receive Underlying Reference: Murphy Oil Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—

Citibank, Receive Underlying Reference: National Western Life Group, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(2)	–	(2)
Citibank, Receive Underlying Reference: Natus Medical Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: NCI Building Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	(7)	–	(7)
Citibank, Receive Underlying Reference: NCR Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	1	–	1
Citibank, Receive Underlying Reference: NCR Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	–	1
Citibank, Receive Underlying Reference: NetApp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	2	–	2
Citibank, Receive Underlying Reference: NetApp Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: NetApp Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Citibank, Receive Underlying Reference: NetScout Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	2	–	2
Citibank, Receive Underlying Reference: NetScout Systems Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: New Media Investment Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(3)	–	(3)
Citibank, Receive Underlying Reference: New Media Investment Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	–	(1)

Citibank, Receive Underlying Reference: Nexeo Solutions Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	(2)	–	(2)
Citibank, Receive Underlying Reference: Nexeo Solutions Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: Nexeo Solutions Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: NextEra Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	170	3	–	3
Citibank, Receive Underlying Reference: NextGen Healthcare Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	(11)	–	(11)
Citibank, Receive Underlying Reference: Northern Trust Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
Citibank, Receive Underlying Reference: NRG Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Citibank, Receive Underlying Reference: O'Reilly Automotive Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Citibank, Receive Underlying Reference: OGE Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	44	–	–	–
Citibank, Receive Underlying Reference: OGE Energy Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Citibank, Receive Underlying Reference: Omnicom Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	1	–	1
Citibank, Receive Underlying Reference: Omnicom Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	–	–	–
Citibank, Receive Underlying Reference: Opus Bank Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–

Citibank, Receive Underlying Reference: Owens & Minor Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	44	(21)	—	(21)
Citibank, Receive Underlying Reference: Owens & Minor Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	(3)	—	(3)
Citibank, Receive Underlying Reference: Owens-Illinois Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(3)	—	(3)
Citibank, Receive Underlying Reference: PDC Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(2)	—	(2)
Citibank, Receive Underlying Reference: Peapack Gladstone Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(3)	—	(3)
Citibank, Receive Underlying Reference: Peapack Gladstone Financial Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Citibank, Receive Underlying Reference: Penn National Gaming Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	(4)	—	(4)
Citibank, Receive Underlying Reference: Penn National Gaming Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Pfizer Monthly, Pay Variable 2.699% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	659	5	—	5
Citibank, Receive Underlying Reference: Phibro Animal Health, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—
Citibank, Receive Underlying Reference: PNM Resources Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	—	—	—
Citibank, Receive Underlying Reference: Portland General Electric Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—

Citibank, Receive Underlying Reference: Raymond James Financial Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	–	–	–
Citibank, Receive Underlying Reference: Red Rock Resorts, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Citibank, Receive Underlying Reference: Regal Beloit Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	(1)	–	(1)
Citibank, Receive Underlying Reference: Reinsurance Group of America Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	2	–	2
Citibank, Receive Underlying Reference: Reinsurance Group of America Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	–	1
Citibank, Receive Underlying Reference: Rexnord Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Citibank, Receive Underlying Reference: Rexnord Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Citibank, Receive Underlying Reference: Sabre Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Citibank, Receive Underlying Reference: Sally Beauty Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Citibank, Receive Underlying Reference: Sally Beauty Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: Sally Beauty Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Sanmina Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	1	–	1

Citibank, Receive Underlying Reference: Schweitzer-Mauduit International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	(1)	–	(1)
Citibank, Receive Underlying Reference: Schweitzer-Mauduit International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: Scientific Games Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	–	–	–
Citibank, Receive Underlying Reference: Sinclair Broadcast Group, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	–	–	–
Citibank, Receive Underlying Reference: SM Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Citibank, Receive Underlying Reference: Snap-on Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–
Citibank, Receive Underlying Reference: Sotheby's Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Citibank, Receive Underlying Reference: Southwestern Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	49	(2)	–	(2)
Citibank, Receive Underlying Reference: SpartanNash Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	–	–	–
Citibank, Receive Underlying Reference: SpartanNash Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Citibank, Receive Underlying Reference: SPX FLOW Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	–	(1)
Citibank, Receive Underlying Reference: Stepan Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	(1)	–	(1)

Citibank, Receive Underlying Reference: Stepan Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Citibank, Receive Underlying Reference: Stoneridge Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Citibank, Receive Underlying Reference: Stoneridge Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Citibank, Receive Underlying Reference: SunCoke Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	1	—	1
Citibank, Receive Underlying Reference: Supernus Pharmaceuticals Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	—	—	—
Citibank, Receive Underlying Reference: Sykes Enterprises Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	1	—	1
Citibank, Receive Underlying Reference: Syneos Health Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	—	—	—
Citibank, Receive Underlying Reference: Tailored Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)
Citibank, Receive Underlying Reference: TCF Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(3)	—	(3)
Citibank, Receive Underlying Reference: Tenet Healthcare Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	—	—	—
Citibank, Receive Underlying Reference: Tennant Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Citibank, Receive Underlying Reference: Teucrium Sugar Fund Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	128	(1)	—	(1)
Citibank, Receive Underlying Reference: TiVo Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—

Citibank, Receive Underlying Reference: Tower International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Citibank, Receive Underlying Reference: Tredegar Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Citibank, Receive Underlying Reference: Tribune Publishing Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(1)	–	(1)
Citibank, Receive Underlying Reference: Tribune Publishing Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Citibank, Receive Underlying Reference: TrueBlue Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	–	–	–
Citibank, Receive Underlying Reference: TrueBlue Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Citibank, Receive Underlying Reference: TrueBlue Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Citibank, Receive Underlying Reference: TrustCo Bank Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	37	(2)	–	(2)
Citibank, Receive Underlying Reference: TTM Technologies Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(2)	–	(2)
Citibank, Receive Underlying Reference: TTM Technologies Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Citibank, Receive Underlying Reference: Unisys Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(1)	–	(1)
Citibank, Receive Underlying Reference: Unisys Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Citibank, Receive Underlying Reference: Unisys Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–

Citibank, Receive Underlying Reference: United Continental Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	2	—	2
Citibank, Receive Underlying Reference: United Continental Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Citibank, Receive Underlying Reference: United Rentals Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(2)	—	(2)
Citibank, Receive Underlying Reference: United States Cellular Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	—	—	—
Citibank, Receive Underlying Reference: United States Cellular Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Universal Insurance Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(2)	—	(2)
Citibank, Receive Underlying Reference: US Foods Holding Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	—	—	—
Citibank, Receive Underlying Reference: Varex Imaging Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Citibank, Receive Underlying Reference: Vector Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Citibank, Receive Underlying Reference: Verint Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	1	—	1
Citibank, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Citibank, Receive Underlying Reference: Viacom, Class B Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—

Citibank, Receive Underlying Reference: Vishay Intertechnology Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	–	–	–
Citibank, Receive Underlying Reference: Wabash National Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Citibank, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Citibank, Receive Underlying Reference: WEC Energy Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	52	(1)	–	(1)
Citibank, Receive Underlying Reference: WellCare Health Plans Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	(5)	–	(5)
Citibank, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(2)	–	(2)
Citibank, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(5)	–	(5)
Citibank, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(2)	–	(2)
Citibank, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	–	–	–
Citibank, Receive Underlying Reference: Westlake Chemical Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	(2)	–	(2)
Citibank, Receive Underlying Reference: Williams-Sonoma Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	–	–	–
Citibank, Receive Underlying Reference: Zions Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	(1)	–	(1)
Citibank, Receive Underlying Reference: Zions Bancorp Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–

Goldman Sachs, Pay Underlying Reference: 2U Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: 3M Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	92	4	–	4
Goldman Sachs, Pay Underlying Reference: AAON Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: AAR Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Aberdeen Standard Physical Palladium Shares ETF Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	52	–	–	–
Goldman Sachs, Pay Underlying Reference: ABM Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	–	–	–
Goldman Sachs, Pay Underlying Reference: Adtalem Global Education Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	–	–	–
Goldman Sachs, Pay Underlying Reference: ADTRAN Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	8	–	8
Goldman Sachs, Pay Underlying Reference: Aerovironment Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	1	–	1
Goldman Sachs, Pay Underlying Reference: Air Lease Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	1	–	1
Goldman Sachs, Pay Underlying Reference: Air Lease Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–
Goldman Sachs, Pay Underlying Reference: Air Transport Services Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	1	–	1

Goldman Sachs, Pay Underlying Reference: Alamo Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: Alamo Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Pay Underlying Reference: Albemarle Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	140	(4)	—	(4)
Goldman Sachs, Pay Underlying Reference: Allegheny Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	2	—	2
Goldman Sachs, Pay Underlying Reference: Allegheny Technologies Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Pay Underlying Reference: Alliance Data Systems Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	47	—	—	—
Goldman Sachs, Pay Underlying Reference: AMERCO Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	—	—	—
Goldman Sachs, Pay Underlying Reference: AMERCO Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	—	—	—
Goldman Sachs, Pay Underlying Reference: American Financial Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	59	1	—	1
Goldman Sachs, Pay Underlying Reference: American States Water Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: American Water Works Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—

Goldman Sachs, Pay Underlying Reference: American Water Works Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: American Woodmark Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	1	–	1
Goldman Sachs, Pay Underlying Reference: Ameris Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: AMN Healthcare Services Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: AMN Healthcare Services Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: Amphenol, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: Andersons Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Apache Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	1	–	1
Goldman Sachs, Pay Underlying Reference: Apache Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Apptio, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: AptarGroup Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–

Goldman Sachs, Pay Underlying Reference: Aqua America Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: Argan Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Arrow Electronics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	—	—	—
Goldman Sachs, Pay Underlying Reference: Arrow Electronics Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Assembly Biosciences Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: At Home Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: Atlas Air Worldwide Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Pay Underlying Reference: Atmos Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: AtriCure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Goldman Sachs, Pay Underlying Reference: Autodesk Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Autodesk Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Pay Underlying Reference: AutoNation Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—

Goldman Sachs, Pay Underlying Reference: AutoNation Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Axon Enterprise Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Axos Financial Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Axos Financial Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Badger Meter Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: Badger Meter Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: Bank of Hawaii Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: Berkshire Hathaway, Class B Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	401	—	—	—
Goldman Sachs, Pay Underlying Reference: BGC Partners, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Bio-Techne Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Black Hills Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: BorgWarner Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—

Goldman Sachs, Pay Underlying Reference: BorgWarner Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	–	–	–
Goldman Sachs, Pay Underlying Reference: Brink's Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Pay Underlying Reference: Brown & Brown Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Brown-Forman, Class B Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
Goldman Sachs, Pay Underlying Reference: Cabot Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Cabot Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Cabot Oil & Gas Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Callaway Golf Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	2	–	2
Goldman Sachs, Pay Underlying Reference: Callaway Golf Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Callaway Golf Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Callon Petroleum Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Cantel Medical Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–

Goldman Sachs, Pay Underlying Reference: Carpenter Technology Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: CBS, Class B Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Centennial Resource Development, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	2	–	2
Goldman Sachs, Pay Underlying Reference: CenterPoint Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	59	–	–	–
Goldman Sachs, Pay Underlying Reference: CenterState Bank Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Cerus Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Chefs' Warehouse Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Chefs' Warehouse Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Chegg Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Children's Place Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Children's Place Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–

Goldman Sachs, Pay Underlying Reference: Choice Hotels International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	1	–	1
Goldman Sachs, Pay Underlying Reference: Choice Hotels International Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: Cimarex Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	5	–	5
Goldman Sachs, Pay Underlying Reference: Cimarex Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: Cintas Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: CIRCOR International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	1	–	1
Goldman Sachs, Pay Underlying Reference: Clorox Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Cloudera Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	3	–	3
Goldman Sachs, Pay Underlying Reference: Codexis Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Codexis Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Cognex Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	–	–	–
Goldman Sachs, Pay Underlying Reference: Cohen & Steers Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–

Goldman Sachs, Pay Underlying Reference: Colfax Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	1	—	1
Goldman Sachs, Pay Underlying Reference: Columbia Banking System Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Columbia Banking System Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Pay Underlying Reference: Commercial Metals Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Consolidated Edison Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Consolidated Edison Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: Cooper Tire & Rubber Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Core-Mark Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Cray Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Crown Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	42	4	—	4

Goldman Sachs, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Devon Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	4	–	4
Goldman Sachs, Pay Underlying Reference: Devon Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Diamond Hill Investment Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Pay Underlying Reference: Dine Brands Global Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Dollar Tree Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Dorman Products Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Dover Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	75	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Dril-Quip Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: DTE Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: Eagle Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	–	–	–
Goldman Sachs, Pay Underlying Reference: Eagle Materials Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–

Goldman Sachs, Pay Underlying Reference: Eaton Vance Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: EchoStar, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: El Paso Electric Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	–	–	–
Goldman Sachs, Pay Underlying Reference: El Paso Electric Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: Encompass Health Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	1	–	1
Goldman Sachs, Pay Underlying Reference: Encompass Health Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: EnPro Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	2	–	2
Goldman Sachs, Pay Underlying Reference: Ensign Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: EPAM Systems Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	–	–	–

Goldman Sachs, Pay Underlying Reference: Erie Indemnity, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Eversource Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Eversource Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: EW Scripps, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	–	–	–
Goldman Sachs, Pay Underlying Reference: Fastenal Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	59	–	–	–
Goldman Sachs, Pay Underlying Reference: Ferro Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	2	–	2
Goldman Sachs, Pay Underlying Reference: Finisar Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Pay Underlying Reference: First American Financial Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: FirstEnergy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	2	–	2
Goldman Sachs, Pay Underlying Reference: Fluor Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–

Goldman Sachs, Pay Underlying Reference: FMC Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Pay Underlying Reference: Forrester Research Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Forum Energy Technologies Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Forum Energy Technologies Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: Fox Factory Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: Gap Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Pay Underlying Reference: Gartner Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: GATX Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	2	–	2
Goldman Sachs, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–
Goldman Sachs, Pay Underlying Reference: Glacier Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: Global Payments Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–

Goldman Sachs, Pay Underlying Reference: Globus Medical, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Golden Entertainment Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	1	—	1
Goldman Sachs, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Graphic Packaging Holding Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Graphic Packaging Holding Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Pay Underlying Reference: Guidewire Software Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	—	—	—
Goldman Sachs, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Pay Underlying Reference: Hanover Insurance Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	—	—	—
Goldman Sachs, Pay Underlying Reference: Hartford Financial Services Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	—	—	—
Goldman Sachs, Pay Underlying Reference: Hasbro Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	75	5	—	5

Goldman Sachs, Pay Underlying Reference: Healthcare Services Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: HealthEquity Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	(4)	—	(4)
Goldman Sachs, Pay Underlying Reference: Heartland Express Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Helix Energy Solutions Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	1	—	1
Goldman Sachs, Pay Underlying Reference: Hertz Global Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	1	—	1
Goldman Sachs, Pay Underlying Reference: Heska Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: HollyFrontier Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	280	(12)	—	(12)
Goldman Sachs, Pay Underlying Reference: Hormel Foods Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	333	(27)	—	(27)
Goldman Sachs, Pay Underlying Reference: Hormel Foods Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: Huron Consulting Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: Huron Consulting Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—

Goldman Sachs, Pay Underlying Reference: Hyatt Hotels, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Independent Bank Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Independent Bank Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Pay Underlying Reference: Infinera Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	1	–	1
Goldman Sachs, Pay Underlying Reference: Instructure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(3)	–	(3)
Goldman Sachs, Pay Underlying Reference: Insulet Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Integra LifeSciences Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	273	50	–	50
Goldman Sachs, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Interpublic Group of Companies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	116	(8)	–	(8)
Goldman Sachs, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–

Goldman Sachs, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	1	–	1
Goldman Sachs, Pay Underlying Reference: Jack in the Box Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Pay Underlying Reference: Johnson & Johnson Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	449	(20)	–	(20)
Goldman Sachs, Pay Underlying Reference: KBR Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: KBR Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Kellogg Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	283	13	–	13
Goldman Sachs, Pay Underlying Reference: Kinsale Capital Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Pay Underlying Reference: Kirby Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	1	–	1
Goldman Sachs, Pay Underlying Reference: Kirby Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Kirby Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	–	–	–
Goldman Sachs, Pay Underlying Reference: Knight-Swift Transportation Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	–	–	–

Goldman Sachs, Pay Underlying Reference: Knight-Swift Transportation Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Pay Underlying Reference: Knowles Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: Kohl's Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	108	(6)	—	(6)
Goldman Sachs, Pay Underlying Reference: Koppers Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	2	—	2
Goldman Sachs, Pay Underlying Reference: Koppers Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Kratos Defense & Security Solutions Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: L Brands Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
Goldman Sachs, Pay Underlying Reference: L Brands Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
Goldman Sachs, Pay Underlying Reference: Laboratory of America Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Lamb Weston Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	(2)	—	(2)
Goldman Sachs, Pay Underlying Reference: Lamb Weston Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—

Goldman Sachs, Pay Underlying Reference: Laureate Education, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	2	—	2
Goldman Sachs, Pay Underlying Reference: LegacyTexas Financial Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	1	—	1
Goldman Sachs, Pay Underlying Reference: LegacyTexas Financial Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: LeMaitre Vascular Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: LendingTree Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	—	—	—
Goldman Sachs, Pay Underlying Reference: LHC Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	—	—	—
Goldman Sachs, Pay Underlying Reference: LHC Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Pay Underlying Reference: Lindsay Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: Lindsay Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Lithia Motors, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	(3)	—	(3)
Goldman Sachs, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	—	—	—

Goldman Sachs, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Pay Underlying Reference: LKQ Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: LKQ Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Goldman Sachs, Pay Underlying Reference: Loral Space & Communications Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	42	–	–	–
Goldman Sachs, Pay Underlying Reference: Manitowoc Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	2	–	2
Goldman Sachs, Pay Underlying Reference: Manitowoc Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Pay Underlying Reference: Markel Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	1	–	1
Goldman Sachs, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Pay Underlying Reference: Masimo Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–
Goldman Sachs, Pay Underlying Reference: Masimo Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Matador Resources Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	2	–	2

Goldman Sachs, Pay Underlying Reference: Mettler-Toledo International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	1	—	1
Goldman Sachs, Pay Underlying Reference: Mettler-Toledo International Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Pay Underlying Reference: MGE Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: MGP Ingredients Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: MINDBODY, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Minerals Technologies Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Mohawk Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	3	—	3
Goldman Sachs, Pay Underlying Reference: Monro Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: Mosaic Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	2	—	2
Goldman Sachs, Pay Underlying Reference: MRC Global Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	1	—	1
Goldman Sachs, Pay Underlying Reference: MRC Global Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—

Goldman Sachs, Pay Underlying Reference: MSA Safety Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Mueller Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	1	—	1
Goldman Sachs, Pay Underlying Reference: Multi-Color Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Pay Underlying Reference: National Beverage Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	1	—	1
Goldman Sachs, Pay Underlying Reference: National Commerce Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: National Commerce Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: National Fuel Gas Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	1	—	1
Goldman Sachs, Pay Underlying Reference: National Fuel Gas Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: National Research Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: National Research Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	—	—	—	—
Goldman Sachs, Pay Underlying Reference: National Vision Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	57	1	—	1

Goldman Sachs, Pay Underlying Reference: Navistar International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	1	—	1
Goldman Sachs, Pay Underlying Reference: Neenah Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Neenah Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Neogen Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Nevro Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	2	—	2
Goldman Sachs, Pay Underlying Reference: New Jersey Resources Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	—	—	—
Goldman Sachs, Pay Underlying Reference: New York Times, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	43	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: New York Times, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: New York Times, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: Newell Brands Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	2	—	2
Goldman Sachs, Pay Underlying Reference: NewMarket Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Pay Underlying Reference: NiSource Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—

Goldman Sachs, Pay Underlying Reference: NiSource Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: NN Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	2	–	2
Goldman Sachs, Pay Underlying Reference: Noble Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	3	–	3
Goldman Sachs, Pay Underlying Reference: Noble Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Noble Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Goldman Sachs, Pay Underlying Reference: Northwest Natural Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: NOW Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	1	–	1
Goldman Sachs, Pay Underlying Reference: Nutanix, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Oil States International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	1	–	1
Goldman Sachs, Pay Underlying Reference: Oil States International Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Okta Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Okta Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–

Goldman Sachs, Pay Underlying Reference: OraSure Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: ORBCOMM Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	–	–	–
Goldman Sachs, Pay Underlying Reference: Ormat Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Pay Underlying Reference: Pacific Premier Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	6	–	6
Goldman Sachs, Pay Underlying Reference: Pacific Premier Bancorp Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Pacific Premier Bancorp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: Packaging of America Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	307	(12)	–	(12)
Goldman Sachs, Pay Underlying Reference: Parker-Hannifin Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	166	13	–	13
Goldman Sachs, Pay Underlying Reference: Pattern Energy Group, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	1	–	1
Goldman Sachs, Pay Underlying Reference: Pattern Energy Group, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Pay Underlying Reference: PetIQ Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–

Goldman Sachs, Pay Underlying Reference: PetIQ Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Pay Underlying Reference: Pinnacle Financial Partners Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Piper Jaffray Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Plexus Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Plexus Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Pay Underlying Reference: PriceSmart Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Pay Underlying Reference: PriceSmart Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Pay Underlying Reference: ProAssurance Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	–	–	–
Goldman Sachs, Pay Underlying Reference: Proofpoint Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: PROS Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	–	–	–
Goldman Sachs, Pay Underlying Reference: Prosperity Bancshares Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	1	–	1
Goldman Sachs, Pay Underlying Reference: Prosperity Bancshares Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–

Goldman Sachs, Pay Underlying Reference: Proto Labs Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	2	–	2
Goldman Sachs, Pay Underlying Reference: Pure Storage, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	2	–	2
Goldman Sachs, Pay Underlying Reference: Q2 Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Quantenna Communications Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Quantenna Communications Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Quest Diagnostics Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Rayonier Advanced Materials Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Rayonier Advanced Materials Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Regis Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	3	–	3
Goldman Sachs, Pay Underlying Reference: REV Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	4	–	4

Goldman Sachs, Pay Underlying Reference: Ring Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	4	—	4
Goldman Sachs, Pay Underlying Reference: Rogers Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	1	—	1
Goldman Sachs, Pay Underlying Reference: Rogers Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Roku Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	2	—	2
Goldman Sachs, Pay Underlying Reference: Roku Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: RPC Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	188	6	—	6
Goldman Sachs, Pay Underlying Reference: Rush Enterprises, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	1	—	1
Goldman Sachs, Pay Underlying Reference: Ryder System Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Seaboard Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Sealed Air Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Sealed Air Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Pay Underlying Reference: SEI Investments Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	—	1
Goldman Sachs, Pay Underlying Reference: Selective Insurance Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	(3)	—	(3)

Goldman Sachs, Pay Underlying Reference: Selective Insurance Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Pay Underlying Reference: Selective Insurance Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Sempra Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	1	–	1
Goldman Sachs, Pay Underlying Reference: Sensient Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	1	–	1
Goldman Sachs, Pay Underlying Reference: ServiceNow Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: ServiceNow Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: ServisFirst Bancshares Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: ServisFirst Bancshares Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Pay Underlying Reference: Shake Shack, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Sientra Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	1	–	1
Goldman Sachs, Pay Underlying Reference: Sientra Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–

Goldman Sachs, Pay Underlying Reference: SiteOne Landscape Supply Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	1	—	1
Goldman Sachs, Pay Underlying Reference: SiteOne Landscape Supply Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: Smart Sand Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	78	22	—	22
Goldman Sachs, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: South State Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: Spire Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: Spirit Airlines Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Splunk Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: Starbucks Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	513	(13)	—	(13)
Goldman Sachs, Pay Underlying Reference: Stericycle Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	2	—	2
Goldman Sachs, Pay Underlying Reference: Stericycle Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—

Goldman Sachs, Pay Underlying Reference: Stifel Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	2	–	2
Goldman Sachs, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Sunrun Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: SVB Financial Group Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	53	6	–	6
Goldman Sachs, Pay Underlying Reference: SVB Financial Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	48	–	–	–
Goldman Sachs, Pay Underlying Reference: SYNNEX Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: SYNNEX Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: SYNNEX Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Pay Underlying Reference: Synovus Financial Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	1	–	1
Goldman Sachs, Pay Underlying Reference: Synovus Financial Monthly, Receive Variable 1.897% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Sysco Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	133	(4)	–	(4)
Goldman Sachs, Pay Underlying Reference: Tandem Diabetes Care Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–

Goldman Sachs, Pay Underlying Reference: Tandem Diabetes Care Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Pay Underlying Reference: Teladoc Health Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: TerraForm Power, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Pay Underlying Reference: Tiffany Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Tiffany Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Tivity Health Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Tivity Health Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Tootsie Roll Industries Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Tractor Supply Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Trimble Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Trimble Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: TriNet Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	1	–	1

Goldman Sachs, Pay Underlying Reference: TriNet Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Pay Underlying Reference: Trinity Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	9	–	9
Goldman Sachs, Pay Underlying Reference: Triumph Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Pay Underlying Reference: Twilio Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	1	–	1
Goldman Sachs, Pay Underlying Reference: Twilio Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	(1)	–	(1)
Goldman Sachs, Pay Underlying Reference: Twitter Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	(2)	–	(2)
Goldman Sachs, Pay Underlying Reference: Twitter Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Twitter Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Pay Underlying Reference: Ulta Beauty Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Pay Underlying Reference: Under Armour, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	(6)	–	(6)
Goldman Sachs, Pay Underlying Reference: Unifi Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Pay Underlying Reference: Union Pacific Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	236	9	–	9

Goldman Sachs, Pay Underlying Reference: United States Steel Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Universal Forest Products Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	1	—	1
Goldman Sachs, Pay Underlying Reference: Universal Forest Products Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Universal Health Services, Class B Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Goldman Sachs, Pay Underlying Reference: Universal Health Services, Class B Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Pay Underlying Reference: US Silica Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	134	31	—	31
Goldman Sachs, Pay Underlying Reference: US Silica Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: USG Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: USG Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: USG Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	—	—	—
Goldman Sachs, Pay Underlying Reference: Varonis Systems Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—

Goldman Sachs, Pay Underlying Reference: Viad Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: ViaSat Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	—	—	—
Goldman Sachs, Pay Underlying Reference: Viavi Solutions Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Pay Underlying Reference: Vicor Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	3	—	3
Goldman Sachs, Pay Underlying Reference: Virtusa Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Pay Underlying Reference: Watsco Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	—	1
Goldman Sachs, Pay Underlying Reference: Wayfair, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	1	—	1
Goldman Sachs, Pay Underlying Reference: WD-40 Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	(1)	—	(1)
Goldman Sachs, Pay Underlying Reference: WD-40 Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: Welbilt Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—

Goldman Sachs, Pay Underlying Reference: Welbilt Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: Westrock Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	416	(7)	—	(7)
Goldman Sachs, Pay Underlying Reference: WEX Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	1	—	1
Goldman Sachs, Pay Underlying Reference: WEX Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Pay Underlying Reference: WisdomTree Investments Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Pay Underlying Reference: Workiva Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Pay Underlying Reference: World Fuel Services Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	(3)	—	(3)
Goldman Sachs, Pay Underlying Reference: WR Grace Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Pay Underlying Reference: WSFS Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	1	—	1
Goldman Sachs, Pay Underlying Reference: WSFS Financial Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	4	—	4
Goldman Sachs, Pay Underlying Reference: Yelp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—

Goldman Sachs, Pay Underlying Reference: Yelp Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Yext Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Pay Underlying Reference: Zayo Group Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	1	–	1
Goldman Sachs, Pay Underlying Reference: Zayo Group Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Pay Underlying Reference: Zayo Group Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	–	–	–
Goldman Sachs, Pay Underlying Reference: Zillow Group, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Pay Underlying Reference: Zillow Group, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Pay Underlying Reference: Zimmer Biomet Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	152	12	–	12
Goldman Sachs, Pay Underlying Reference: Zscaler Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	1	–	1
Goldman Sachs, Receive Underlying Reference: Aaron's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: Aaron's Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–

Goldman Sachs, Receive Underlying Reference: ACCO Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	(4)	–	(4)
Goldman Sachs, Receive Underlying Reference: Addus HomeCare Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Advance Auto Parts Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	48	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Advance Auto Parts Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Advanced Drainage Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Advanced Drainage Systems Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Aegion Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Aerojet Rocketdyne Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: AES Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Receive Underlying Reference: Alaska Air Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–

Goldman Sachs, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Allscripts Healthcare Solutions Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Altria Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	219	12	–	12
Goldman Sachs, Receive Underlying Reference: Altria Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Altria Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Ambac Financial Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	1	–	1
Goldman Sachs, Receive Underlying Reference: Ambac Financial Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: AMC Entertainment Holdings, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: AMC Networks, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	–	–	–
Goldman Sachs, Receive Underlying Reference: AMC Networks, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Amedisys Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–

Goldman Sachs, Receive Underlying Reference: American Axle & Manufacturing Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: American Equity Investment Life Holding Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: American Equity Investment Life Holding Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: American Outdoor Brands Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: Ameriprise Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Ameriprise Financial Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Receive Underlying Reference: Amphenol, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	593	35	—	35
Goldman Sachs, Receive Underlying Reference: AngioDynamics Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: ANI Pharmaceuticals Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—

Goldman Sachs, Receive Underlying Reference: Anixter International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Antero Resources Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Apogee Enterprises Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Apple Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Receive Underlying Reference: Artisan Partners Asset Management, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Atkore International Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: AtriCure Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	81	–	–	–
Goldman Sachs, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Receive Underlying Reference: Avery Dennison Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–

Goldman Sachs, Receive Underlying Reference: Avnet Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Banc of California Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: BankUnited Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Receive Underlying Reference: Benchmark Electronics Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: Best Buy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	—	—	—
Goldman Sachs, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
Goldman Sachs, Receive Underlying Reference: Blucora Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Boeing Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Boise Cascade Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	—	—	—
Goldman Sachs, Receive Underlying Reference: Booz Allen Hamilton Holding Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Receive Underlying Reference: Bottomline Technologies Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—

Goldman Sachs, Receive Underlying Reference: Bottomline Technologies Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Goldman Sachs, Receive Underlying Reference: Brinker International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Builders FirstSource Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Campbell Soup Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: CBIZ Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: CDW Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	–	1
Goldman Sachs, Receive Underlying Reference: Centene Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: CenturyLink Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Cerner Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
Goldman Sachs, Receive Underlying Reference: CH Robinson Worldwide Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Charles River Laboratories International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Goldman Sachs, Receive Underlying Reference: Chico's FAS Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–

Goldman Sachs, Receive Underlying Reference: Church & Dwight Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Receive Underlying Reference: Cisco Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	1	—	1
Goldman Sachs, Receive Underlying Reference: Cisco Systems Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: CIT Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: Citrix Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Goldman Sachs, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	—	—	—
Goldman Sachs, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: CMS Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: CMS Energy Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Coca-Cola Bottling Co Consolidated Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Columbus McKinnon Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—

Goldman Sachs, Receive Underlying Reference: CommVault Systems Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Conduent Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: CONMED Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Consolidated Communications Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Receive Underlying Reference: Cooper-Standard Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Crocs Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	1	–	1
Goldman Sachs, Receive Underlying Reference: Curtiss-Wright Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Receive Underlying Reference: Dave & Buster's Entertainment Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–

Goldman Sachs, Receive Underlying Reference: Dave & Buster's Entertainment Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Receive Underlying Reference: Dean Foods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	2	—	2
Goldman Sachs, Receive Underlying Reference: Deckers Outdoor Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	8	—	8
Goldman Sachs, Receive Underlying Reference: Dell Technologies, Class V Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Deluxe Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	(3)	—	(3)
Goldman Sachs, Receive Underlying Reference: DENTSPLY SIRONA Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Dick's Sporting Goods Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	—	1
Goldman Sachs, Receive Underlying Reference: Dick's Sporting Goods Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Receive Underlying Reference: Discovery, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Receive Underlying Reference: Discovery, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—

Goldman Sachs, Receive Underlying Reference: DISH Network, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Dollar Tree Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	262	11	—	11
Goldman Sachs, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: DSW, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: DSW, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: DXC Technology Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: E*TRADE Financial Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	—	—	—
Goldman Sachs, Receive Underlying Reference: Echo Global Logistics Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Edgewell Personal Care Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Goldman Sachs, Receive Underlying Reference: Eli Lilly Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	677	(14)	—	(14)
Goldman Sachs, Receive Underlying Reference: EMCOR Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Goldman Sachs, Receive Underlying Reference: Encore Capital Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	75	(12)	—	(12)

Goldman Sachs, Receive Underlying Reference: Energizer Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Entergy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: Equinix Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	119	(5)	—	(5)
Goldman Sachs, Receive Underlying Reference: Ethan Allen Interiors Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Expedia Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Extended Stay America Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Exterran Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: F5 Networks Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	—	1
Goldman Sachs, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: Fifth Third Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—

Goldman Sachs, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Goldman Sachs, Receive Underlying Reference: Flowers Foods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
Goldman Sachs, Receive Underlying Reference: Flushing Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Foot Locker Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Fortinet Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: Fortinet Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Fortive Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	185	(11)	–	(11)
Goldman Sachs, Receive Underlying Reference: Forward Air Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Foundation Building Materials Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Franklin Resources Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Freeport-McMoRan Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	(2)	–	(2)

Goldman Sachs, Receive Underlying Reference: Freeport-McMoRan Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Goldman Sachs, Receive Underlying Reference: FutureFuel Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Gannett Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–
Goldman Sachs, Receive Underlying Reference: Generac Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Receive Underlying Reference: Genesco Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: GMS Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Goodyear Tire & Rubber Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Gulfport Energy Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: H&R Block Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	47	1	–	1
Goldman Sachs, Receive Underlying Reference: H&R Block Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Receive Underlying Reference: Hanesbrands Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Harley-Davidson Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	(2)	–	(2)

Goldman Sachs, Receive Underlying Reference: Hawaiian Electric Industries Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Goldman Sachs, Receive Underlying Reference: Hawaiian Electric Industries Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Hawaiian Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	–	–	–
Goldman Sachs, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: HealthStream Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Hill-Rom Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Receive Underlying Reference: Hillenbrand Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: HMS Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: HMS Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: HollyFrontier Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: Huntsman Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Hyster-Yale Materials Handling Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	(1)	–	(1)

Goldman Sachs, Receive Underlying Reference: Ingredion Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Insight Enterprises Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Goldman Sachs, Receive Underlying Reference: Insight Enterprises Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	–	1
Goldman Sachs, Receive Underlying Reference: Interactive Brokers Group, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: InterDigital Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: Investors Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Goldman Sachs, Receive Underlying Reference: IQVIA Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	–	–	–
Goldman Sachs, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Receive Underlying Reference: JetBlue Airways Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: K12 Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	2	–	2
Goldman Sachs, Receive Underlying Reference: Kaman Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–

Goldman Sachs, Receive Underlying Reference: Kansas City Southern Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	479	(13)	–	(13)
Goldman Sachs, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Kearny Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: KeyCorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Receive Underlying Reference: Kforce Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Kohl's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	1	–	1
Goldman Sachs, Receive Underlying Reference: Korn/Ferry International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	–	–	–
Goldman Sachs, Receive Underlying Reference: Korn/Ferry International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Receive Underlying Reference: Korn/Ferry International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Goldman Sachs, Receive Underlying Reference: Kraton Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(10)	–	(10)
Goldman Sachs, Receive Underlying Reference: Kraton Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	–	–	–
Goldman Sachs, Receive Underlying Reference: Kronos Worldwide Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	(1)	–	(1)

Goldman Sachs, Receive Underlying Reference: Kronos Worldwide Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: La-Z-Boy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Lear Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Lincoln National Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: LogMeIn Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	4	—	4
Goldman Sachs, Receive Underlying Reference: Louisiana-Pacific Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Lumentum Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Receive Underlying Reference: Luminex Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: Macy's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Macy's Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Receive Underlying Reference: Magellan Health Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Malibu Boats, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	—	(1)

Goldman Sachs, Receive Underlying Reference: Malibu Boats, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: Mammoth Energy Services Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Goldman Sachs, Receive Underlying Reference: Marathon Petroleum Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Materion Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Matrix Service Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Matrix Service Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: McDonald's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	605	48	—	48
Goldman Sachs, Receive Underlying Reference: McKesson Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	50	(3)	—	(3)
Goldman Sachs, Receive Underlying Reference: McKesson Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: MDU Resources Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: MGIC Investment Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	—	—	—

Goldman Sachs, Receive Underlying Reference: MGIC Investment Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Receive Underlying Reference: MGM Resorts International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	—	—	—
Goldman Sachs, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Molson Coors Brewing, Class B Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	1	—	1
Goldman Sachs, Receive Underlying Reference: Molson Coors Brewing, Class B Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	1	—	1
Goldman Sachs, Receive Underlying Reference: Motorola Solutions Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Motorola Solutions Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Murphy USA Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: National CineMedia Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: National CineMedia Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: National Presto Industries Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—

Goldman Sachs, Receive Underlying Reference: National Presto Industries Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Natus Medical Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: NCR Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: NetApp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: NetScout Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Receive Underlying Reference: New Media Investment Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: NIKE, Class B Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	172	–	–	–
Goldman Sachs, Receive Underlying Reference: Northern Trust Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Northern Trust Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: NRG Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	–	–	–
Goldman Sachs, Receive Underlying Reference: NuVasive Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: NuVasive Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: NuVasive Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	–	–	–

Goldman Sachs, Receive Underlying Reference: OGE Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Old Republic International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	2	–	2
Goldman Sachs, Receive Underlying Reference: Old Republic International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Olin Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Omnicom Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	2	–	2
Goldman Sachs, Receive Underlying Reference: Omnicom Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Goldman Sachs, Receive Underlying Reference: Oshkosh Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: OSI Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: OSI Systems Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Owens-Illinois Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Goldman Sachs, Receive Underlying Reference: Party City Holdco Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Patrick Industries Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: Patrick Industries Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–

Goldman Sachs, Receive Underlying Reference: Paycom Software Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	–	–	–
Goldman Sachs, Receive Underlying Reference: Paycom Software Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Paycom Software Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Goldman Sachs, Receive Underlying Reference: Paylocity Holding Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Paylocity Holding Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: PBF Energy, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(5)	–	(5)
Goldman Sachs, Receive Underlying Reference: PBF Energy, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: PDC Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Peapack Gladstone Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Penn National Gaming Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: Penn Virginia Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Pinnacle West Capital Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–

Goldman Sachs, Receive Underlying Reference: Pinnacle West Capital Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	55	—	—	—
Goldman Sachs, Receive Underlying Reference: Platform Specialty Products Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Platform Specialty Products Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: PolyOne Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: PolyOne Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Portland General Electric Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	37	—	—	—
Goldman Sachs, Receive Underlying Reference: Post Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Post Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Receive Underlying Reference: PPL Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	49	—	—	—
Goldman Sachs, Receive Underlying Reference: PPL Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: PPL Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—
Goldman Sachs, Receive Underlying Reference: PRA Health Sciences Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—

Goldman Sachs, Receive Underlying Reference: PRA Health Sciences Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Premier Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
Goldman Sachs, Receive Underlying Reference: Premier Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Premier Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Primerica Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Progress Software Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	–	–	–
Goldman Sachs, Receive Underlying Reference: Public Service Enterprise Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Receive Underlying Reference: Qualys Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Qualys Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Qurate Retail Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Goldman Sachs, Receive Underlying Reference: Radian Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	–	–	–
Goldman Sachs, Receive Underlying Reference: Range Resources Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Range Resources Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–

Goldman Sachs, Receive Underlying Reference: Raymond James Financial Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Reata Pharmaceuticals, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Red Hat Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	1	–	1
Goldman Sachs, Receive Underlying Reference: Red Rock Resorts, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Red Rock Resorts, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Goldman Sachs, Receive Underlying Reference: Reinsurance Group of America Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Goldman Sachs, Receive Underlying Reference: Reinsurance Group of America Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: Rexnord Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: RPM International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	1	–	1
Goldman Sachs, Receive Underlying Reference: RPM International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Goldman Sachs, Receive Underlying Reference: Sally Beauty Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–

Goldman Sachs, Receive Underlying Reference: Sanmina Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Schweitzer-Mauduit International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Sinclair Broadcast Group, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Goldman Sachs, Receive Underlying Reference: Sotheby's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Goldman Sachs, Receive Underlying Reference: Sotheby's Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: SPX FLOW Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	(4)	–	(4)
Goldman Sachs, Receive Underlying Reference: Syneos Health Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Goldman Sachs, Receive Underlying Reference: Syneos Health Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: Synopsys Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	1	–	1
Goldman Sachs, Receive Underlying Reference: Synopsys Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Goldman Sachs, Receive Underlying Reference: Tabula Rasa HealthCare Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Tailored Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–

Goldman Sachs, Receive Underlying Reference: Tech Data Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	–	–	–
Goldman Sachs, Receive Underlying Reference: Tenet Healthcare Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Tennant Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Tennant Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Terex Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Goldman Sachs, Receive Underlying Reference: Terex Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	–	–	–
Goldman Sachs, Receive Underlying Reference: Tetra Tech Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
Goldman Sachs, Receive Underlying Reference: Tetra Tech Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Goldman Sachs, Receive Underlying Reference: Thor Industries Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	(2)	–	(2)
Goldman Sachs, Receive Underlying Reference: Thor Industries Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: Thor Industries Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	–	–	–
Goldman Sachs, Receive Underlying Reference: TiVo Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Goldman Sachs, Receive Underlying Reference: TiVo Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–

Goldman Sachs, Receive Underlying Reference: Torchmark Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Goldman Sachs, Receive Underlying Reference: TransDigm Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Tredegar Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Receive Underlying Reference: Tredegar Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Tribune Publishing Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: TrueBlue Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Goldman Sachs, Receive Underlying Reference: Ubiquiti Networks Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	2	—	2
Goldman Sachs, Receive Underlying Reference: Ubiquiti Networks Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: UGI Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Unisys Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Goldman Sachs, Receive Underlying Reference: United Continental Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
Goldman Sachs, Receive Underlying Reference: United Rentals Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	(4)	—	(4)
Goldman Sachs, Receive Underlying Reference: United States Cellular Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—

Goldman Sachs, Receive Underlying Reference: Univar Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Universal Insurance Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Universal Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	1	—	1
Goldman Sachs, Receive Underlying Reference: Unum Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Goldman Sachs, Receive Underlying Reference: Unum Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Receive Underlying Reference: US Foods Holding Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Varex Imaging Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Vector Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	2	—	2
Goldman Sachs, Receive Underlying Reference: Vector Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Veeva Systems, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Goldman Sachs, Receive Underlying Reference: Veeva Systems, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	(1)	—	(1)

Goldman Sachs, Receive Underlying Reference: Viacom, Class B Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: Viacom, Class B Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Vmware, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	431	(8)	—	(8)
Goldman Sachs, Receive Underlying Reference: Vonage Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	—	—	—	—
Goldman Sachs, Receive Underlying Reference: Wabash National Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
Goldman Sachs, Receive Underlying Reference: Waddell & Reed Financial, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Goldman Sachs, Receive Underlying Reference: Waddell & Reed Financial, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	(1)	—	(1)
Goldman Sachs, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Goldman Sachs, Receive Underlying Reference: Wayfair, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	73	(7)	—	(7)
Goldman Sachs, Receive Underlying Reference: Weight Watchers International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Goldman Sachs, Receive Underlying Reference: Weight Watchers International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—

Goldman Sachs, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(3)	–	(3)
Goldman Sachs, Receive Underlying Reference: Westlake Chemical Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: Westrock Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Goldman Sachs, Receive Underlying Reference: Westrock Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Goldman Sachs, Receive Underlying Reference: Westrock Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Goldman Sachs, Receive Underlying Reference: Whiting Petroleum Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	(4)	–	(4)
Goldman Sachs, Receive Underlying Reference: Whiting Petroleum Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Goldman Sachs, Receive Underlying Reference: WildHorse Resource Development Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	–	(1)
Goldman Sachs, Receive Underlying Reference: WildHorse Resource Development Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Goldman Sachs, Receive Underlying Reference: Williams-Sonoma Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	–	–	–
Goldman Sachs, Receive Underlying Reference: World Wrestling Entertainment. Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	(2)	–	(2)

Goldman Sachs, Receive Underlying Reference: World Wrestling Entertainment. Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Worthington Industries Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Goldman Sachs, Receive Underlying Reference: Worthington Industries Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	—	—	—	—
Goldman Sachs, Receive Underlying Reference: Xcel Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Goldman Sachs, Receive Underlying Reference: Xcel Energy Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	57	—	—	—
Goldman Sachs, Receive Underlying Reference: XPO Logistics Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(2)	—	(2)
Goldman Sachs, Receive Underlying Reference: Zebra Technologies, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Goldman Sachs, Receive Underlying Reference: Zebra Technologies, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Pay Underlying Reference: 8x8 Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: AAON Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: AAR Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Pay Underlying Reference: AbbVie Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	254	33	—	33

JPMorgan Chase, Pay Underlying Reference: Air Lease Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Albemarle Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Albemarle Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Pay Underlying Reference: Allegiant Travel Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Allegiant Travel Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
JPMorgan Chase, Pay Underlying Reference: ALLETE Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: Alliant Energy Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Pay Underlying Reference: Alliant Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
JPMorgan Chase, Pay Underlying Reference: Ameris Bancorp Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: AmerisourceBergen Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	459	8	—	8
JPMorgan Chase, Pay Underlying Reference: Amphenol, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Pay Underlying Reference: Andersons Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—

JPMorgan Chase, Pay Underlying Reference: AO Smith Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: Apache Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	—	1
JPMorgan Chase, Pay Underlying Reference: Apple Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	241	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Apptio, Class A Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	1	—	1
JPMorgan Chase, Pay Underlying Reference: At Home Group Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: At Home Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: Atmos Energy Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: AutoNation Monthly, Receive Variable 1.39% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: AxoGen Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: Axon Enterprise Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Pay Underlying Reference: Badger Meter Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Balchem Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	—	—	—	—
JPMorgan Chase, Pay Underlying Reference: Benefitfocus Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	(1)	—	(1)

JPMorgan Chase, Pay Underlying Reference: Bio-Techne Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	9	1	–	1
JPMorgan Chase, Pay Underlying Reference: BioTelemetry Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Black Hills Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Pay Underlying Reference: Brink's Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Pay Underlying Reference: Brookdale Senior Living Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Brown & Brown Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Bryn Mawr Bank Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Cabot Oil & Gas Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Calavo Growers Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Pay Underlying Reference: Career Education Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Century Aluminum Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–

JPMorgan Chase, Pay Underlying Reference: Commercial Metals Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Community Bank System Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
JPMorgan Chase, Pay Underlying Reference: ConocoPhillips Monthly, Receive Variable 1.847% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	163	(3)	—	(3)
JPMorgan Chase, Pay Underlying Reference: CoStar Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Cray Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Devon Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	—	—	—
JPMorgan Chase, Pay Underlying Reference: Dorman Products Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Dover Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	120	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Dril-Quip Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	1	—	1
JPMorgan Chase, Pay Underlying Reference: DTE Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—

JPMorgan Chase, Pay Underlying Reference: Eagle Materials Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Pay Underlying Reference: Eaton Vance Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: EchoStar, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
JPMorgan Chase, Pay Underlying Reference: Encompass Health Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 1.495% (1M USD LIBOR + (0.80)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Everbridge Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	1	—	—	—
JPMorgan Chase, Pay Underlying Reference: Eversource Energy Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	18	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Expeditors International of Washington Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	334	—	—	—
JPMorgan Chase, Pay Underlying Reference: Ferro Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	—	—	—
JPMorgan Chase, Pay Underlying Reference: Finisar Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: FireEye Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: FireEye Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—

JPMorgan Chase, Pay Underlying Reference: Fitbit, Class A Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Pay Underlying Reference: Five Below Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: FMC Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Pay Underlying Reference: FMC Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
JPMorgan Chase, Pay Underlying Reference: ForeScout Technologies Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Pay Underlying Reference: Freshpet Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: GATX Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	1	—	—	—
JPMorgan Chase, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Pay Underlying Reference: General Motors Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	279	(38)	—	(38)
JPMorgan Chase, Pay Underlying Reference: Goldman Sachs Group Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	346	(16)	—	(16)
JPMorgan Chase, Pay Underlying Reference: Graham Holdings, Class B Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—

JPMorgan Chase, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	14	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Green Plains Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Guidewire Software Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
JPMorgan Chase, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Halliburton Monthly, Receive Variable 1.831% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	118	2	–	2
JPMorgan Chase, Pay Underlying Reference: Halliburton Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	53	7	–	7
JPMorgan Chase, Pay Underlying Reference: Hartford Financial Services Group Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Pay Underlying Reference: Hartford Financial Services Group Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Hasbro Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	18	1	–	1
JPMorgan Chase, Pay Underlying Reference: Hasbro Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	44	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Healthcare Services Group Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	40	(1)	–	(1)

JPMorgan Chase, Pay Underlying Reference: Hecla Mining Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Pay Underlying Reference: Helix Energy Solutions Group Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	1	–	1
JPMorgan Chase, Pay Underlying Reference: Henry Schein Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	331	7	–	7
JPMorgan Chase, Pay Underlying Reference: Hershey Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	330	(7)	–	(7)
JPMorgan Chase, Pay Underlying Reference: Hewlett Packard Enterprise Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	214	1	–	1
JPMorgan Chase, Pay Underlying Reference: Hyatt Hotels, Class A Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	12	–	–	–
JPMorgan Chase, Pay Underlying Reference: Hyatt Hotels, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
JPMorgan Chase, Pay Underlying Reference: IDACORP Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	–	–	–
JPMorgan Chase, Pay Underlying Reference: II-VI Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Pay Underlying Reference: Independent Bank Group Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Independent Bank Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–

JPMorgan Chase, Pay Underlying Reference: Infinera Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Insulet Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Integra LifeSciences Holdings Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Pay Underlying Reference: Intel Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	277	(14)	–	(14)
JPMorgan Chase, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	225	42	–	42
JPMorgan Chase, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Intra-Cellular Therapies Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Iridium Communications Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Itron Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	14	–	–	–
JPMorgan Chase, Pay Underlying Reference: Jack in the Box Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–

JPMorgan Chase, Pay Underlying Reference: KBR Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Pay Underlying Reference: Knowles Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Pay Underlying Reference: Koppers Holdings Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	26	3	—	3
JPMorgan Chase, Pay Underlying Reference: L Brands Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	279	(7)	—	(7)
JPMorgan Chase, Pay Underlying Reference: Laboratory of America Holdings Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	42	2	—	2
JPMorgan Chase, Pay Underlying Reference: Lamb Weston Holdings Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
JPMorgan Chase, Pay Underlying Reference: LegacyTexas Financial Group Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: Leggett & Platt Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	1	—	—	—
JPMorgan Chase, Pay Underlying Reference: Lithia Motors, Class A Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	9	—	—	—
JPMorgan Chase, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—

JPMorgan Chase, Pay Underlying Reference: Lowe's Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	272	24	–	24
JPMorgan Chase, Pay Underlying Reference: ManTech International, Class A Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	383	(6)	–	(6)
JPMorgan Chase, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
JPMorgan Chase, Pay Underlying Reference: Masimo Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	31	–	–	–
JPMorgan Chase, Pay Underlying Reference: Matson Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Pay Underlying Reference: McKesson Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	566	30	–	30
JPMorgan Chase, Pay Underlying Reference: Medidata Solutions Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Methode Electronics Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	11	–	–	–

JPMorgan Chase, Pay Underlying Reference: Methode Electronics Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: MGP Ingredients Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
JPMorgan Chase, Pay Underlying Reference: Mohawk Industries Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	1	—	1
JPMorgan Chase, Pay Underlying Reference: Mosaic Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	121	7	—	7
JPMorgan Chase, Pay Underlying Reference: MSA Safety Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	13	(1)	—	(1)
JPMorgan Chase, Pay Underlying Reference: Multi-Color Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Multi-Color Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
JPMorgan Chase, Pay Underlying Reference: National Beverage Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Pay Underlying Reference: National Fuel Gas Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	—	—	—
JPMorgan Chase, Pay Underlying Reference: Navistar International Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Neogen Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—

JPMorgan Chase, Pay Underlying Reference: Newell Brands Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: NewMarket Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: NN Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
JPMorgan Chase, Pay Underlying Reference: Noble Energy Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	29	6	–	6
JPMorgan Chase, Pay Underlying Reference: Northwest Natural Holding Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: NOW Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Nutanix, Class A Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Pay Underlying Reference: Oracle Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	258	(9)	–	(9)
JPMorgan Chase, Pay Underlying Reference: ORBCOMM Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Ormat Technologies Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Ormat Technologies Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Pay Underlying Reference: PacWest Bancorp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–

JPMorgan Chase, Pay Underlying Reference: Pure Storage, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–
JPMorgan Chase, Pay Underlying Reference: Q2 Holdings Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Quantenna Communications Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	12	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Quantenna Communications Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Quest Diagnostics Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	10	1	–	1
JPMorgan Chase, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Rapid7 Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Rapid7 Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Pay Underlying Reference: Rayonier Advanced Materials Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	1	–	1
JPMorgan Chase, Pay Underlying Reference: Renasant Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Pay Underlying Reference: Republic Services Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	402	(12)	–	(12)

JPMorgan Chase, Pay Underlying Reference: RLI Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
JPMorgan Chase, Pay Underlying Reference: Rogers Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: SEI Investments Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sempra Energy Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sensient Technologies Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: ServiceNow Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sientra Monthly, Receive Variable 1.39% (1M USD LIBOR + (0.90)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: SiteOne Landscape Supply Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Pay Underlying Reference: South Jersey Industries Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—

JPMorgan Chase, Pay Underlying Reference: South State Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Stericycle Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	—	—	—
JPMorgan Chase, Pay Underlying Reference: Stock Yards Bancorp Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: Summit Materials, Class A Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sunrun Monthly, Receive Variable 1.555% (1M USD LIBOR + (0.735)%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Pay Underlying Reference: Sunrun Monthly, Receive Variable 1.56% (1M USD LIBOR + (0.735)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: TerraForm Power, Class A Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	—	—	—
JPMorgan Chase, Pay Underlying Reference: TerraForm Power, Class A Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Pay Underlying Reference: Tiffany Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	8	—	—	—

JPMorgan Chase, Pay Underlying Reference: Titan International Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Pay Underlying Reference: Trimble Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Pay Underlying Reference: Twitter Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	136	(29)	–	(29)
JPMorgan Chase, Pay Underlying Reference: Unifi Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Union Pacific Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	321	13	–	13
JPMorgan Chase, Pay Underlying Reference: United States Steel Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Universal Electronics Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: Universal Forest Products Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Pay Underlying Reference: Varian Medical Systems Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	63	–	–	–
JPMorgan Chase, Pay Underlying Reference: Varonis Systems Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	15	–	–	–
JPMorgan Chase, Pay Underlying Reference: Verizon Communications Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	189	(12)	–	(12)

JPMorgan Chase, Pay Underlying Reference: ViaSat Monthly, Receive Variable 1.14% (1M USD LIBOR + (1.15)%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Pay Underlying Reference: ViaSat Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
JPMorgan Chase, Pay Underlying Reference: Viavi Solutions Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Vicor Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Pay Underlying Reference: Vocera Communications Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	380	(7)	–	(7)
JPMorgan Chase, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
JPMorgan Chase, Pay Underlying Reference: Welbilt Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	25	–	–	–

JPMorgan Chase, Pay Underlying Reference: Wesco Aircraft Holdings Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Pay Underlying Reference: WisdomTree Investments Monthly, Receive Variable 1.845% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	6	(1)	–	(1)
JPMorgan Chase, Pay Underlying Reference: WR Berkley Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	–	–	–
JPMorgan Chase, Pay Underlying Reference: WSFS Financial Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	16	1	–	1
JPMorgan Chase, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 1.84% (1M USD LIBOR + (0.45)%) Monthly, 1/17/20	7	1	–	1
JPMorgan Chase, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
JPMorgan Chase, Receive Underlying Reference: ACCO Brands Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	(2)	–	(2)
JPMorgan Chase, Receive Underlying Reference: ACCO Brands Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	–	–	–
JPMorgan Chase, Receive Underlying Reference: Acushnet Holdings Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: Advance Auto Parts Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
JPMorgan Chase, Receive Underlying Reference: AES Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–

JPMorgan Chase, Receive Underlying Reference: AutoZone Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
JPMorgan Chase, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: AXA Equitable Holdings Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	275	(5)	–	(5)
JPMorgan Chase, Receive Underlying Reference: Bancorp Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	1	–	1
JPMorgan Chase, Receive Underlying Reference: Best Buy Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Receive Underlying Reference: Best Buy Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
JPMorgan Chase, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
JPMorgan Chase, Receive Underlying Reference: BMC Stock Holdings Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Booz Allen Hamilton Holding Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–

JPMorgan Chase, Receive Underlying Reference: Brinker International Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Receive Underlying Reference: BWX Technologies Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	97	–	–	–
JPMorgan Chase, Receive Underlying Reference: Cadence Design Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Receive Underlying Reference: Cal-Maine Foods Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	68	–	–	–
JPMorgan Chase, Receive Underlying Reference: Carvana Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	44	(5)	–	(5)
JPMorgan Chase, Receive Underlying Reference: CBIZ Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Receive Underlying Reference: Cboe Global Markets Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	388	53	–	53
JPMorgan Chase, Receive Underlying Reference: CH Robinson Worldwide Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Receive Underlying Reference: Charles Schwab Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	216	(6)	–	(6)
JPMorgan Chase, Receive Underlying Reference: Cisco Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
JPMorgan Chase, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–

JPMorgan Chase, Receive Underlying Reference: Citrix Systems Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Receive Underlying Reference: Clearway Energy, Class A Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	–	–	–
JPMorgan Chase, Receive Underlying Reference: Comcast, Class A Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	113	10	–	10
JPMorgan Chase, Receive Underlying Reference: Comfort Systems USA Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Receive Underlying Reference: CommScope Holding Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Conagra Brands Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	633	(4)	–	(4)
JPMorgan Chase, Receive Underlying Reference: Concho Resources Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	72	(5)	–	(5)
JPMorgan Chase, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Cooper-Standard Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–
JPMorgan Chase, Receive Underlying Reference: Curtiss-Wright Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–

JPMorgan Chase, Receive Underlying Reference: Endurance International Group Holdings Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	1	—	1
JPMorgan Chase, Receive Underlying Reference: Energizer Holdings Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Entergy Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	—	—	—
JPMorgan Chase, Receive Underlying Reference: Entergy Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Receive Underlying Reference: Equinix Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	165	(8)	—	(8)
JPMorgan Chase, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	46	1	—	1
JPMorgan Chase, Receive Underlying Reference: Expedia Group Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	22	1	—	1
JPMorgan Chase, Receive Underlying Reference: Expeditors International of Washington Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Receive Underlying Reference: Extended Stay America Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Receive Underlying Reference: Exterran Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Receive Underlying Reference: F5 Networks Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—

JPMorgan Chase, Receive Underlying Reference: Fair Isaac Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	—	—	—
JPMorgan Chase, Receive Underlying Reference: FBL Financial Group, Class A Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Fifth Third Bancorp Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: First Data, Class A Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	—	—	—	—
JPMorgan Chase, Receive Underlying Reference: First Data, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	52	—	—	—
JPMorgan Chase, Receive Underlying Reference: Flowers Foods Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: Foot Locker Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Receive Underlying Reference: Gannett Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—

JPMorgan Chase, Receive Underlying Reference: Integer Holdings Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: Interactive Brokers Group, Class A Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	—	—	—
JPMorgan Chase, Receive Underlying Reference: InterDigital Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: IQVIA Holdings Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	13	—	—	—
JPMorgan Chase, Receive Underlying Reference: IQVIA Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
JPMorgan Chase, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	—	—	—
JPMorgan Chase, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Receive Underlying Reference: JetBlue Airways Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	241	13	—	13
JPMorgan Chase, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	—	—	—

JPMorgan Chase, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Receive Underlying Reference: KeyCorp Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: Kforce Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Receive Underlying Reference: Kimberly-Clark Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	338	(19)	–	(19)
JPMorgan Chase, Receive Underlying Reference: Korn/Ferry International Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: Kroger Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	549	44	–	44
JPMorgan Chase, Receive Underlying Reference: Kronos Worldwide Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
JPMorgan Chase, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
JPMorgan Chase, Receive Underlying Reference: Lear Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: LogMeIn Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–

JPMorgan Chase, Receive Underlying Reference: Macy's Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Magellan Health Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	11	—	—	—
JPMorgan Chase, Receive Underlying Reference: Mammoth Energy Services Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Marathon Petroleum Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Receive Underlying Reference: Matrix Service Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: McKesson Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
JPMorgan Chase, Receive Underlying Reference: Medpace Holdings Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Receive Underlying Reference: MGM Resorts International Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	191	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	46	—	—	—
JPMorgan Chase, Receive Underlying Reference: Molson Coors Brewing, Class B Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	26	2	—	2

JPMorgan Chase, Receive Underlying Reference: Motorola Solutions Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	376	7	–	7
JPMorgan Chase, Receive Underlying Reference: Murphy Oil Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: National CineMedia Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: National Presto Industries Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	28	1	–	1
JPMorgan Chase, Receive Underlying Reference: National Western Life Group, Class A Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Receive Underlying Reference: NCI Building Systems Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Receive Underlying Reference: NCI Building Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	–	–	–
JPMorgan Chase, Receive Underlying Reference: Netflix Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	51	(5)	–	(5)
JPMorgan Chase, Receive Underlying Reference: Nevro Monthly, Pay Variable 2.632% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	50	(2)	–	(2)
JPMorgan Chase, Receive Underlying Reference: Nevro Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	53	(4)	–	(4)
JPMorgan Chase, Receive Underlying Reference: New Media Investment Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–

JPMorgan Chase, Receive Underlying Reference: NextGen Healthcare Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	(2)	–	(2)
JPMorgan Chase, Receive Underlying Reference: NiSource Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	110	3	–	3
JPMorgan Chase, Receive Underlying Reference: Nutrisystem Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Receive Underlying Reference: NVIDIA Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	717	(76)	–	(76)
JPMorgan Chase, Receive Underlying Reference: OGE Energy Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	–	–	–
JPMorgan Chase, Receive Underlying Reference: Olin Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	10	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Olin Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	–	–	–
JPMorgan Chase, Receive Underlying Reference: OSI Systems Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: Owens-Illinois Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: Owens-Illinois Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Receive Underlying Reference: PACCAR Monthly, Pay Variable 2.647% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	892	28	–	28

JPMorgan Chase, Receive Underlying Reference: Patrick Industries Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	–	–	–
JPMorgan Chase, Receive Underlying Reference: Paycom Software Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	18	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: Paylocity Holding Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: PDC Energy Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	17	(2)	–	(2)
JPMorgan Chase, Receive Underlying Reference: Penn Virginia Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: Phibro Animal Health, Class A Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: Philip Morris International Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	109	6	–	6
JPMorgan Chase, Receive Underlying Reference: Pilgrim's Pride Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
JPMorgan Chase, Receive Underlying Reference: Platform Specialty Products Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: PNM Resources Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	–	–	–

JPMorgan Chase, Receive Underlying Reference: Tabula Rasa HealthCare Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	–	–	–
JPMorgan Chase, Receive Underlying Reference: TCF Financial Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	–	–	–
JPMorgan Chase, Receive Underlying Reference: Tenet Healthcare Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	–	–	–
JPMorgan Chase, Receive Underlying Reference: Tennant Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Receive Underlying Reference: Terex Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	–	–	–
JPMorgan Chase, Receive Underlying Reference: Tesla Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	149	45	–	45
JPMorgan Chase, Receive Underlying Reference: Tetra Tech Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	4	–	–	–
JPMorgan Chase, Receive Underlying Reference: Tetra Tech Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
JPMorgan Chase, Receive Underlying Reference: Tredegar Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	11	(1)	–	(1)
JPMorgan Chase, Receive Underlying Reference: TrustCo Bank Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	–	–	–
JPMorgan Chase, Receive Underlying Reference: UGI Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–

JPMorgan Chase, Receive Underlying Reference: United Rentals Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	—	—	—
JPMorgan Chase, Receive Underlying Reference: Vector Group Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	1	—	—	—
JPMorgan Chase, Receive Underlying Reference: Veeva Systems, Class A Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Receive Underlying Reference: Verint Systems Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	—	—	—
JPMorgan Chase, Receive Underlying Reference: Vertex Pharmaceuticals Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	91	(4)	—	(4)
JPMorgan Chase, Receive Underlying Reference: Vishay Intertechnology Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	3	—	—	—
JPMorgan Chase, Receive Underlying Reference: Vishay Intertechnology Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: Vishay Intertechnology Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
JPMorgan Chase, Receive Underlying Reference: Waddell & Reed Financial, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: WellCare Health Plans Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	8	(1)	—	(1)

JPMorgan Chase, Receive Underlying Reference: Wells Fargo Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	572	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	7	—	—	—
JPMorgan Chase, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	—	—	—
JPMorgan Chase, Receive Underlying Reference: Western Digital Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	6	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Westlake Chemical Monthly, Pay Variable 2.645% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	5	—	—	—
JPMorgan Chase, Receive Underlying Reference: Whiting Petroleum Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	10	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: WildHorse Resource Development Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	2	—	—	—
JPMorgan Chase, Receive Underlying Reference: XPO Logistics Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	10	(1)	—	(1)
JPMorgan Chase, Receive Underlying Reference: Zebra Technologies, Class A Monthly, Pay Variable 2.64% (1M USD LIBOR + 0.35%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: 2U Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: 2U Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—

Morgan Stanley, Pay Underlying Reference: 3M Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	88	4	–	4
Morgan Stanley, Pay Underlying Reference: AAR Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Pay Underlying Reference: Aberdeen Standard Physical Palladium Shares ETF Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	113	1	–	1
Morgan Stanley, Pay Underlying Reference: ABM Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: ADTRAN Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	1	–	1
Morgan Stanley, Pay Underlying Reference: ADTRAN Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Air Transport Services Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: Air Transport Services Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Pay Underlying Reference: Alamo Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Pay Underlying Reference: Allegheny Technologies Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Allegiant Travel Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	1	–	1
Morgan Stanley, Pay Underlying Reference: ALLETE Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	–	–	–

Morgan Stanley, Pay Underlying Reference: ALLETE Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Alliant Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Altra Industrial Motion Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	42	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: AMERCO Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Pay Underlying Reference: Ameresco, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Morgan Stanley, Pay Underlying Reference: American Airlines Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	290	1	–	1
Morgan Stanley, Pay Underlying Reference: American States Water Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: American Woodmark Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: AMN Healthcare Services Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: AO Smith Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	321	12	–	12
Morgan Stanley, Pay Underlying Reference: Apptio, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	2	–	2

Morgan Stanley, Pay Underlying Reference: AptarGroup Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	—	—	—
Morgan Stanley, Pay Underlying Reference: Aqua America Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	2	—	2
Morgan Stanley, Pay Underlying Reference: Aqua America Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: Arrow Electronics Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	—	—	—
Morgan Stanley, Pay Underlying Reference: Asbury Automotive Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	—	—	—
Morgan Stanley, Pay Underlying Reference: At Home Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Pay Underlying Reference: Atmos Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	—	—	—
Morgan Stanley, Pay Underlying Reference: AtriCure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: AtriCure Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: Axos Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	2	—	2
Morgan Stanley, Pay Underlying Reference: Badger Meter Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: Bank of Hawaii Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—

Morgan Stanley, Pay Underlying Reference: BGC Partners, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: BioTelemetry Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: BorgWarner Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Brink's Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Bristol-Myers Squibb Monthly, Receive Variable 1.894% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	193	—	—	—
Morgan Stanley, Pay Underlying Reference: Brown & Brown Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	—	—	—
Morgan Stanley, Pay Underlying Reference: Brown-Forman, Class B Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: Cabot Oil & Gas Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	—	—	—
Morgan Stanley, Pay Underlying Reference: Caesars Entertainment Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	57	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Calavo Growers Monthly, Receive Variable 1.71% (1M USD LIBOR + (0.58)%) Monthly, 1/17/20	20	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Calavo Growers Monthly, Receive Variable 1.715% (1M USD LIBOR + (0.58)%) Monthly, 1/17/20	7	—	—	—

Morgan Stanley, Pay Underlying Reference: Callon Petroleum Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	1	—	1
Morgan Stanley, Pay Underlying Reference: Cantel Medical Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Carpenter Technology Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	2	—	2
Morgan Stanley, Pay Underlying Reference: Carpenter Technology Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: Caterpillar Monthly, Receive Variable 1.88% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	163	17	—	17
Morgan Stanley, Pay Underlying Reference: CBS, Class B Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Centennial Resource Development, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	1	—	1
Morgan Stanley, Pay Underlying Reference: Centennial Resource Development, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: CenterState Bank Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	1	—	1
Morgan Stanley, Pay Underlying Reference: Century Aluminum Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	1	—	1
Morgan Stanley, Pay Underlying Reference: Century Aluminum Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—

Morgan Stanley, Pay Underlying Reference: Cerus Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Pay Underlying Reference: Chefs' Warehouse Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: Chegg Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	—	—	—	—
Morgan Stanley, Pay Underlying Reference: Children's Place Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	—	—	—
Morgan Stanley, Pay Underlying Reference: Cimarex Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	1	—	1
Morgan Stanley, Pay Underlying Reference: Cintas Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	1	—	1
Morgan Stanley, Pay Underlying Reference: CIRCOR International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	3	—	3
Morgan Stanley, Pay Underlying Reference: CIRCOR International Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: Clorox Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	—	—	—
Morgan Stanley, Pay Underlying Reference: Cloudera Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: Codexis Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: Coeur Mining Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—

Morgan Stanley, Pay Underlying Reference: Cognex Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: Cohen & Steers Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: Columbia Banking System Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: Comerica Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Comerica Monthly, Receive Variable 1.887% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	—	—	—
Morgan Stanley, Pay Underlying Reference: Comerica Monthly, Receive Variable 1.897% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Commerce Bancshares Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Pay Underlying Reference: Commercial Metals Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Morgan Stanley, Pay Underlying Reference: Conagra Brands Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	59	—	—	—
Morgan Stanley, Pay Underlying Reference: Cooper Tire & Rubber Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	(4)	—	(4)
Morgan Stanley, Pay Underlying Reference: Cooper Tire & Rubber Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: Core-Mark Holding Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: CoStar Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	1	—	1
Morgan Stanley, Pay Underlying Reference: Covanta Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	1	—	1
Morgan Stanley, Pay Underlying Reference: Cray Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Crown Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: CryoLife Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: CVB Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: Deere Monthly, Receive Variable 1.88% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	162	14	—	14
Morgan Stanley, Pay Underlying Reference: DENTSPLY SIRONA Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	365	16	—	16
Morgan Stanley, Pay Underlying Reference: Diamond Hill Investment Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Diamond Hill Investment Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—

Morgan Stanley, Pay Underlying Reference: Encompass Health Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	1	—	1
Morgan Stanley, Pay Underlying Reference: EnPro Industries Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: Entercom Communications, Class A Monthly, Receive Variable 1.61% (1M USD LIBOR + (0.68)%) Monthly, 1/17/20	10	1	—	1
Morgan Stanley, Pay Underlying Reference: EPAM Systems Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Pay Underlying Reference: Estee Lauder, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	559	(50)	—	(50)
Morgan Stanley, Pay Underlying Reference: Eversource Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: EW Scripps, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Morgan Stanley, Pay Underlying Reference: EW Scripps, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: ExlService Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: ExlService Holdings Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—

Morgan Stanley, Pay Underlying Reference: F5 Networks Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	554	(27)	—	(27)
Morgan Stanley, Pay Underlying Reference: Ferro Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Pay Underlying Reference: Ferro Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Finisar Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
Morgan Stanley, Pay Underlying Reference: Finisar Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: First American Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	2	—	2
Morgan Stanley, Pay Underlying Reference: First Financial Bankshares Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Pay Underlying Reference: First Hawaiian Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: FirstEnergy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	53	1	—	1
Morgan Stanley, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 1.887% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	52	1	—	1
Morgan Stanley, Pay Underlying Reference: Floor & Decor Holdings, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	1	—	1

Morgan Stanley, Pay Underlying Reference: Gardner Denver Holdings Monthly, Receive Variable 1.897% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	40	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Gartner Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	–	–	–
Morgan Stanley, Pay Underlying Reference: Gartner Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Pay Underlying Reference: GCP Applied Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–
Morgan Stanley, Pay Underlying Reference: Glacier Bancorp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Pay Underlying Reference: Glaukos Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Globus Medical, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	–	–	–
Morgan Stanley, Pay Underlying Reference: Golden Entertainment Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: Goldman Sachs Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	122	(6)	–	(6)
Morgan Stanley, Pay Underlying Reference: Graham Holdings, Class B Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	(2)	–	(2)

Morgan Stanley, Pay Underlying Reference: Granite Construction Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Graphic Packaging Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Green Plains Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	2	–	2
Morgan Stanley, Pay Underlying Reference: Guidewire Software Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	–	–	–
Morgan Stanley, Pay Underlying Reference: Hain Celestial Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Pay Underlying Reference: Hanesbrands Monthly, Receive Variable 1.85% (1M USD LIBOR + (0.44)%) Monthly, 1/17/20	402	(13)	–	(13)
Morgan Stanley, Pay Underlying Reference: Healthcare Services Group Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Pay Underlying Reference: HealthEquity Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Heartland Express Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Heartland Express Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Helix Energy Solutions Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	2	–	2

Morgan Stanley, Pay Underlying Reference: Helix Energy Solutions Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: Helmerich & Payne Monthly, Receive Variable 1.56% (1M USD LIBOR + (0.73)%) Monthly, 1/17/20	159	16	–	16
Morgan Stanley, Pay Underlying Reference: Hertz Global Holdings Monthly, Receive Variable 1.76% (1M USD LIBOR + (0.53)%) Monthly, 1/17/20	21	3	–	3
Morgan Stanley, Pay Underlying Reference: Hertz Global Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Heska Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Heska Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Pay Underlying Reference: Hormel Foods Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	42	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Hormel Foods Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: HP Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	189	(5)	–	(5)
Morgan Stanley, Pay Underlying Reference: Hyatt Hotels, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	1	–	1
Morgan Stanley, Pay Underlying Reference: Independent Bank Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–

Morgan Stanley, Pay Underlying Reference: Infinera Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	1	–	1
Morgan Stanley, Pay Underlying Reference: Instructure Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Insulet Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	–	–	–
Morgan Stanley, Pay Underlying Reference: Intel Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	179	(9)	–	(9)
Morgan Stanley, Pay Underlying Reference: Intel Monthly, Receive Variable 1.897% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	46	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: International Business Machines Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	222	41	–	41
Morgan Stanley, Pay Underlying Reference: International Flavors & Fragrances Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Interpublic Group of Companies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	93	(6)	–	(6)
Morgan Stanley, Pay Underlying Reference: Intra-Cellular Therapies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	2	–	2
Morgan Stanley, Pay Underlying Reference: Invacare Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	32	3	–	3
Morgan Stanley, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	–	–	–
Morgan Stanley, Pay Underlying Reference: IPG Photonics Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–

Morgan Stanley, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: iRhythm Technologies Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Morgan Stanley, Pay Underlying Reference: Itron Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Pay Underlying Reference: KBR Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	–	–	–
Morgan Stanley, Pay Underlying Reference: KBR Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–
Morgan Stanley, Pay Underlying Reference: Knight-Swift Transportation Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Morgan Stanley, Pay Underlying Reference: Knowles Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Koppers Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: L Brands Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Lamb Weston Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Pay Underlying Reference: Laureate Education, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	–	–	–

Morgan Stanley, Pay Underlying Reference: Laureate Education, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	1	–	1
Morgan Stanley, Pay Underlying Reference: LCI Industries Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Leggett & Platt Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: LeMaitre Vascular Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: LendingTree Monthly, Receive Variable 1.58% (1M USD LIBOR + (0.71)%) Monthly, 1/17/20	16	1	–	1
Morgan Stanley, Pay Underlying Reference: LendingTree Monthly, Receive Variable 1.585% (1M USD LIBOR + (0.71)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: LHC Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Lithia Motors, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Littelfuse Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: LKQ Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–

Morgan Stanley, Pay Underlying Reference: Loral Space & Communications Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Loral Space & Communications Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	–	–	–
Morgan Stanley, Pay Underlying Reference: Lululemon Athletica Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	1	–	1
Morgan Stanley, Pay Underlying Reference: Lumber Liquidators Holdings Monthly, Receive Variable 1.701% (1M USD LIBOR + (0.58)%) Monthly, 1/17/20	49	2	–	2
Morgan Stanley, Pay Underlying Reference: Lumber Liquidators Holdings Monthly, Receive Variable 1.707% (1M USD LIBOR + (0.58)%) Monthly, 1/17/20	48	1	–	1
Morgan Stanley, Pay Underlying Reference: Lumber Liquidators Holdings Monthly, Receive Variable 1.714% (1M USD LIBOR + (0.58)%) Monthly, 1/17/20	25	1	–	1
Morgan Stanley, Pay Underlying Reference: Lumber Liquidators Holdings Monthly, Receive Variable 1.717% (1M USD LIBOR + (0.58)%) Monthly, 1/17/20	50	2	–	2
Morgan Stanley, Pay Underlying Reference: Madison Square Garden, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	1	–	1
Morgan Stanley, Pay Underlying Reference: Madison Square Garden, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Madison Square Garden, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–

Morgan Stanley, Pay Underlying Reference: Manitowoc Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	2	—	2
Morgan Stanley, Pay Underlying Reference: Manitowoc Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: ManTech International, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	—	—	—
Morgan Stanley, Pay Underlying Reference: Markel Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	1	—	1
Morgan Stanley, Pay Underlying Reference: Marriott Vacations Worldwide Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Morgan Stanley, Pay Underlying Reference: Martin Marietta Materials Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	—	—	—
Morgan Stanley, Pay Underlying Reference: Matador Resources Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: McCormick Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	385	(27)	—	(27)
Morgan Stanley, Pay Underlying Reference: McGrath RentCorp Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: McGrath RentCorp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—

Morgan Stanley, Pay Underlying Reference: Medidata Solutions Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Mercury General Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Mercury Systems Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Meredith Monthly, Receive Variable 1.695% (1M USD LIBOR + (0.60)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: Merit Medical Systems Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: Meta Financial Group Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Pay Underlying Reference: Mettler-Toledo International Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Pay Underlying Reference: MGE Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: MGE Energy Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Pay Underlying Reference: MGP Ingredients Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	1	–	1
Morgan Stanley, Pay Underlying Reference: Micron Technology Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	169	19	–	19

Morgan Stanley, Pay Underlying Reference: MINDBODY, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	1	—	1
Morgan Stanley, Pay Underlying Reference: Mohawk Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	12	2	—	2
Morgan Stanley, Pay Underlying Reference: Mohawk Industries Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	—	—	—
Morgan Stanley, Pay Underlying Reference: Mosaic Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Pay Underlying Reference: Mosaic Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: Mosaic Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: MRC Global Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	3	—	3
Morgan Stanley, Pay Underlying Reference: MSA Safety Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Mueller Industries Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	1	—	1
Morgan Stanley, Pay Underlying Reference: Mueller Industries Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Multi-Color Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	22	1	—	1
Morgan Stanley, Pay Underlying Reference: MyoKardia Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—

Morgan Stanley, Pay Underlying Reference: New Jersey Resources Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: Newell Brands Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Pay Underlying Reference: NewMarket Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Pay Underlying Reference: NewMarket Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Pay Underlying Reference: NiSource Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: NN Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	13	1	—	1
Morgan Stanley, Pay Underlying Reference: Northwest Natural Holding Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	34	1	—	1
Morgan Stanley, Pay Underlying Reference: Nutanix, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Pay Underlying Reference: Nutanix, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Pay Underlying Reference: Okta Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	—	—	—
Morgan Stanley, Pay Underlying Reference: Okta Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Pay Underlying Reference: OraSure Technologies Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	—	—	—	—

Morgan Stanley, Pay Underlying Reference: ORBCOMM Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–
Morgan Stanley, Pay Underlying Reference: Ormat Technologies Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: PacWest Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	3	–	3
Morgan Stanley, Pay Underlying Reference: Pattern Energy Group, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: PetIQ Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Pay Underlying Reference: Pinnacle Financial Partners Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	1	–	1
Morgan Stanley, Pay Underlying Reference: Piper Jaffray Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	–	–	–
Morgan Stanley, Pay Underlying Reference: PJT Partners, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	41	1	–	1
Morgan Stanley, Pay Underlying Reference: Polaris Industries Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Pool Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	28	–	–	–
Morgan Stanley, Pay Underlying Reference: Pool Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	–	–	–

Morgan Stanley, Pay Underlying Reference: Quest Diagnostics Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: R1 RCM Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: Rapid7 Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: Regis Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	3	–	3
Morgan Stanley, Pay Underlying Reference: Regis Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	1	–	1
Morgan Stanley, Pay Underlying Reference: Regis Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	–	–	–
Morgan Stanley, Pay Underlying Reference: Renasant Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Ribbon Communications Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	(3)	–	(3)
Morgan Stanley, Pay Underlying Reference: Ribbon Communications Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: Ring Energy Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Pay Underlying Reference: RLI Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	1	–	–	–

Morgan Stanley, Pay Underlying Reference: Shake Shack, Class A Monthly, Receive Variable 1.625% (1M USD LIBOR + (0.67)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Shake Shack, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	–	–	–
Morgan Stanley, Pay Underlying Reference: SiteOne Landscape Supply Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	1	–	1
Morgan Stanley, Pay Underlying Reference: SiteOne Landscape Supply Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Pay Underlying Reference: Sonic Automotive, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	33	–	–	–
Morgan Stanley, Pay Underlying Reference: South State Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	27	3	–	3
Morgan Stanley, Pay Underlying Reference: South State Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	–	–	–
Morgan Stanley, Pay Underlying Reference: Southern Copper Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	236	22	–	22
Morgan Stanley, Pay Underlying Reference: Spire Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	35	–	–	–
Morgan Stanley, Pay Underlying Reference: Splunk Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	–	–	–
Morgan Stanley, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	–	–	–

Morgan Stanley, Pay Underlying Reference: Square, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	—	—	—
Morgan Stanley, Pay Underlying Reference: STAAR Surgical Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Pay Underlying Reference: Stifel Financial Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Stifel Financial Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	—	—	—
Morgan Stanley, Pay Underlying Reference: Stock Yards Bancorp Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	38	3	—	3
Morgan Stanley, Pay Underlying Reference: Summit Materials, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	17	2	—	2
Morgan Stanley, Pay Underlying Reference: Sun Hydraulics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	—	—	—
Morgan Stanley, Pay Underlying Reference: Sunrun Monthly, Receive Variable 1.20% (1M USD LIBOR + (1.09)%) Monthly, 1/17/20	30	—	—	—
Morgan Stanley, Pay Underlying Reference: Sunrun Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Morgan Stanley, Pay Underlying Reference: Tactile Systems Technology Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	19	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: Tactile Systems Technology Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—

Morgan Stanley, Pay Underlying Reference: Teladoc Health Monthly, Receive Variable 0.67% (1M USD LIBOR + (1.62)%) Monthly, 1/17/20	24	(1)	—	(1)
Morgan Stanley, Pay Underlying Reference: TerraForm Power, Class A Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	16	—	—	—
Morgan Stanley, Pay Underlying Reference: TFS Financial Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	—	—	—
Morgan Stanley, Pay Underlying Reference: TimkenSteel Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	30	1	—	1
Morgan Stanley, Pay Underlying Reference: Titan International Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	24	—	—	—
Morgan Stanley, Pay Underlying Reference: Tractor Supply Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Pay Underlying Reference: TriNet Group Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Trinity Industries Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Twilio Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Morgan Stanley, Pay Underlying Reference: Ulta Beauty Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Morgan Stanley, Pay Underlying Reference: Unifi Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	2	—	2
Morgan Stanley, Pay Underlying Reference: United Community Banks Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—

Morgan Stanley, Pay Underlying Reference: United Insurance Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	1	—	1
Morgan Stanley, Pay Underlying Reference: United States Natural Gas Fund Monthly, Receive Variable (1.631)% (1M USD LIBOR + (3.92)%) Monthly, 1/17/20	54	—	—	—
Morgan Stanley, Pay Underlying Reference: United Technologies Monthly, Receive Variable 1.881% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	126	2	—	2
Morgan Stanley, Pay Underlying Reference: Universal Electronics Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	29	3	—	3
Morgan Stanley, Pay Underlying Reference: US Silica Holdings Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	11	—	—	—
Morgan Stanley, Pay Underlying Reference: Valero Energy Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	300	37	—	37
Morgan Stanley, Pay Underlying Reference: Varian Medical Systems Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	208	(29)	—	(29)
Morgan Stanley, Pay Underlying Reference: Varonis Systems Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Pay Underlying Reference: Viad Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	1	—	1
Morgan Stanley, Pay Underlying Reference: ViaSat Monthly, Receive Variable 0.67% (1M USD LIBOR + (1.62)%) Monthly, 1/17/20	12	—	—	—
Morgan Stanley, Pay Underlying Reference: Vicor Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	23	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: Virtus Investment Partners Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	21	2	—	2
Morgan Stanley, Pay Underlying Reference: Virtusa Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Pay Underlying Reference: Vocera Communications Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	(3)	—	(3)
Morgan Stanley, Pay Underlying Reference: Vulcan Materials Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	20	—	—	—
Morgan Stanley, Pay Underlying Reference: Walgreens Boots Alliance Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	204	(14)	—	(14)
Morgan Stanley, Pay Underlying Reference: Watsco Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Pay Underlying Reference: Wayfair, Class A Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Pay Underlying Reference: WD-40 Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	25	(2)	—	(2)
Morgan Stanley, Pay Underlying Reference: Welbilt Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Pay Underlying Reference: Wesco Aircraft Holdings Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	36	2	—	2
Morgan Stanley, Pay Underlying Reference: Western Digital Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	148	31	—	31

Morgan Stanley, Pay Underlying Reference: WEX Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	37	–	–	–
Morgan Stanley, Pay Underlying Reference: WisdomTree Investments Monthly, Receive Variable 1.73% (1M USD LIBOR + (0.56)%) Monthly, 1/17/20	32	(2)	–	(2)
Morgan Stanley, Pay Underlying Reference: Workday, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	26	–	–	–
Morgan Stanley, Pay Underlying Reference: Workiva Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Pay Underlying Reference: Workiva Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Pay Underlying Reference: World Fuel Services Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	7	(1)	–	(1)
Morgan Stanley, Pay Underlying Reference: WR Grace Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	39	1	–	1
Morgan Stanley, Pay Underlying Reference: WR Grace Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	14	–	–	–
Morgan Stanley, Pay Underlying Reference: WW Grainger Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	253	27	–	27
Morgan Stanley, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Wynn Resorts Monthly, Receive Variable 1.895% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Xerox Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	18	–	–	–

Morgan Stanley, Pay Underlying Reference: Yelp Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Pay Underlying Reference: Zillow Group, Class A Monthly, Receive Variable 1.907% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Zogenix Monthly, Receive Variable 1.89% (1M USD LIBOR + (0.40)%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Pay Underlying Reference: Zscaler Monthly, Receive Variable (2.021)% (1M USD LIBOR + (4.31)%) Monthly, 1/17/20	37	1	–	1
Morgan Stanley, Receive Underlying Reference: Aaron's Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: ACCO Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(5)	–	(5)
Morgan Stanley, Receive Underlying Reference: Acuity Brands Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Acuity Brands Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	11	–	–	–
Morgan Stanley, Receive Underlying Reference: Acushnet Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Acushnet Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Addus HomeCare Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Receive Underlying Reference: Advanced Drainage Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–

Morgan Stanley, Receive Underlying Reference: Aegion Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Aerojet Rocketdyne Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	184	19	—	19
Morgan Stanley, Receive Underlying Reference: AES Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	37	—	—	—
Morgan Stanley, Receive Underlying Reference: Alaska Air Group Monthly, Pay Variable 2.681% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	62	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Alaska Air Group Monthly, Pay Variable 2.687% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	64	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Alaska Air Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	302	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Alaska Air Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Morgan Stanley, Receive Underlying Reference: Alcoa Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	—	—	—
Morgan Stanley, Receive Underlying Reference: Allison Transmission Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	32	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Alphabet, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	204	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Altria Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	309	17	—	17
Morgan Stanley, Receive Underlying Reference: Amazon.com Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	176	(17)	—	(17)

Morgan Stanley, Receive Underlying Reference: AMC Entertainment Holdings, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	–	–	–
Morgan Stanley, Receive Underlying Reference: Ameren Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	1	–	1
Morgan Stanley, Receive Underlying Reference: American International Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	230	(37)	–	(37)
Morgan Stanley, Receive Underlying Reference: American National Insurance Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	1	–	1
Morgan Stanley, Receive Underlying Reference: Ameriprise Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Morgan Stanley, Receive Underlying Reference: AngioDynamics Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	–	–	–
Morgan Stanley, Receive Underlying Reference: ANI Pharmaceuticals Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Anixter International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: Antero Resources Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(4)	–	(4)
Morgan Stanley, Receive Underlying Reference: Apogee Enterprises Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Apogee Enterprises Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–

Morgan Stanley, Receive Underlying Reference: ArcBest Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Artisan Partners Asset Management, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Aspen Technology Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	–	–	–
Morgan Stanley, Receive Underlying Reference: Atkore International Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(4)	–	(4)
Morgan Stanley, Receive Underlying Reference: AtriCure Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	52	1	–	1
Morgan Stanley, Receive Underlying Reference: Avangrid Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	–	–	–
Morgan Stanley, Receive Underlying Reference: Avnet Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	–	–	–
Morgan Stanley, Receive Underlying Reference: Avnet Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Morgan Stanley, Receive Underlying Reference: Banc of California Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: BankUnited Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	–	–	–
Morgan Stanley, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Morgan Stanley, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–

Morgan Stanley, Receive Underlying Reference: Barrett Business Services Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: Benchmark Electronics Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: Best Buy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: BJ's Restaurants Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	(3)	–	(3)
Morgan Stanley, Receive Underlying Reference: Bloomin' Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	–	–	–
Morgan Stanley, Receive Underlying Reference: Blucora Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: BMC Stock Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: BMC Stock Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–
Morgan Stanley, Receive Underlying Reference: Boise Cascade Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	43	(4)	–	(4)
Morgan Stanley, Receive Underlying Reference: Booz Allen Hamilton Holding Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	1	–	1
Morgan Stanley, Receive Underlying Reference: Bottomline Technologies Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	1	–	1

Morgan Stanley, Receive Underlying Reference: Boyd Gaming Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Boyd Gaming Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Brinker International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	33	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Brinker International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Morgan Stanley, Receive Underlying Reference: Builders FirstSource Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: C&J Energy Services Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Receive Underlying Reference: Cabot Oil & Gas Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	310	3	—	3
Morgan Stanley, Receive Underlying Reference: Casey's General Stores Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	176	1	—	1
Morgan Stanley, Receive Underlying Reference: CBIZ Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: CDW Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	3	—	3
Morgan Stanley, Receive Underlying Reference: Celanese Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	—	—	—
Morgan Stanley, Receive Underlying Reference: Centene Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—

Morgan Stanley, Receive Underlying Reference: Centene Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Receive Underlying Reference: CenturyLink Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: CH Robinson Worldwide Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Chemours Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Chico's FAS Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Chubb Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Morgan Stanley, Receive Underlying Reference: Cisco Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: CIT Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	1	–	1
Morgan Stanley, Receive Underlying Reference: Citizens Financial Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Receive Underlying Reference: Citrix Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	45	–	–	–
Morgan Stanley, Receive Underlying Reference: CMS Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	–	–	–

Morgan Stanley, Receive Underlying Reference: Coca-Cola Bottling Co Consolidated Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	1	–	1
Morgan Stanley, Receive Underlying Reference: Columbus McKinnon Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: Comfort Systems USA Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: CommVault Systems Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: CommVault Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Morgan Stanley, Receive Underlying Reference: Conduent Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: CONMED Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Morgan Stanley, Receive Underlying Reference: CONMED Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: ConocoPhillips Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Consolidated Communications Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: Consolidated Communications Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–

Morgan Stanley, Receive Underlying Reference: Continental Building Products Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: Cooper-Standard Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	—	—	—
Morgan Stanley, Receive Underlying Reference: Corning Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	182	—	—	—
Morgan Stanley, Receive Underlying Reference: Crocs Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	1	—	1
Morgan Stanley, Receive Underlying Reference: Crocs Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Receive Underlying Reference: CSW Industrials Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Curtiss-Wright Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Customers Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Dave & Buster's Entertainment Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Dean Foods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	2	—	2
Morgan Stanley, Receive Underlying Reference: Dean Foods Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Receive Underlying Reference: Deckers Outdoor Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	1	—	1

Morgan Stanley, Receive Underlying Reference: Deckers Outdoor Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	—	1
Morgan Stanley, Receive Underlying Reference: Dell Technologies, Class V Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Dell Technologies, Class V Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
Morgan Stanley, Receive Underlying Reference: Deluxe Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Receive Underlying Reference: Deluxe Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	—	—	—
Morgan Stanley, Receive Underlying Reference: DENTSPLY SIRONA Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	—	—	—
Morgan Stanley, Receive Underlying Reference: Dick's Sporting Goods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: Dime Community Bancshares Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	36	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Discovery, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	—	—	—
Morgan Stanley, Receive Underlying Reference: Domino's Pizza Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	124	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Domtar Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	—	—	—
Morgan Stanley, Receive Underlying Reference: DSW, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—

Morgan Stanley, Receive Underlying Reference: Energizer Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Receive Underlying Reference: Entergy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	37	1	—	1
Morgan Stanley, Receive Underlying Reference: Entravision Communications, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	2	—	2
Morgan Stanley, Receive Underlying Reference: Equifax Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	230	(41)	—	(41)
Morgan Stanley, Receive Underlying Reference: Ethan Allen Interiors Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(3)	—	(3)
Morgan Stanley, Receive Underlying Reference: Exelon Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Expedia Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Receive Underlying Reference: Expeditors International of Washington Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Receive Underlying Reference: Extended Stay America Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Receive Underlying Reference: Exterran Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: F5 Networks Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	1	—	1
Morgan Stanley, Receive Underlying Reference: Fair Isaac Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference: Fair Isaac Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—
Morgan Stanley, Receive Underlying Reference: FBL Financial Group, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Federal Agricultural Mortgage, Class C Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	—	—	—
Morgan Stanley, Receive Underlying Reference: Fidelity National Information Services Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	101	3	—	3
Morgan Stanley, Receive Underlying Reference: Fifth Third Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	—	—	—
Morgan Stanley, Receive Underlying Reference: Fifth Third Bancorp Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1,259	63	—	63
Morgan Stanley, Receive Underlying Reference: First Citizens BancShares, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	—	—	—
Morgan Stanley, Receive Underlying Reference: First Data, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Flowers Foods Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	—	—	—
Morgan Stanley, Receive Underlying Reference: Flushing Financial Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	—	—	—	—
Morgan Stanley, Receive Underlying Reference: Foot Locker Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: Foot Locker Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	—	—	—

Morgan Stanley, Receive Underlying Reference: Fortinet Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	1	—	1
Morgan Stanley, Receive Underlying Reference: Forward Air Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Receive Underlying Reference: Foundation Building Materials Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	(5)	—	(5)
Morgan Stanley, Receive Underlying Reference: Franklin Resources Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	2	—	2
Morgan Stanley, Receive Underlying Reference: Freeport-McMoRan Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Receive Underlying Reference: Freeport-McMoRan Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Receive Underlying Reference: FTI Consulting Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Receive Underlying Reference: FutureFuel Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Morgan Stanley, Receive Underlying Reference: FutureFuel Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Receive Underlying Reference: Gannett Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	26	—	—	—
Morgan Stanley, Receive Underlying Reference: Garrett Motion Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Receive Underlying Reference: General Electric Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	92	1	—	1
Morgan Stanley, Receive Underlying Reference: Genesco Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	—	—	—

Morgan Stanley, Receive Underlying Reference: Genesco Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	–	–	–
Morgan Stanley, Receive Underlying Reference: GMS Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Goodyear Tire & Rubber Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	–	–	–
Morgan Stanley, Receive Underlying Reference: Goodyear Tire & Rubber Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Gorman-Rupp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Great Southern Bancorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	38	1	–	1
Morgan Stanley, Receive Underlying Reference: Gulfport Energy Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	(5)	–	(5)
Morgan Stanley, Receive Underlying Reference: Gulfport Energy Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: H&R Block Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Hanesbrands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	1	–	1
Morgan Stanley, Receive Underlying Reference: Harley-Davidson Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Harley-Davidson Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–

Morgan Stanley, Receive Underlying Reference: Harley-Davidson Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	18	–	–	–
Morgan Stanley, Receive Underlying Reference: Harsco Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	46	3	–	3
Morgan Stanley, Receive Underlying Reference: Hawaiian Electric Industries Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	31	2	–	2
Morgan Stanley, Receive Underlying Reference: Hawaiian Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Hawaiian Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: HD Supply Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: HealthStream Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Hill-Rom Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Hillenbrand Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	42	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: HMS Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: HMS Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–

Morgan Stanley, Receive Underlying Reference: HollyFrontier Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: Horace Mann Educators Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Houghton Mifflin Harcourt Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	3	–	3
Morgan Stanley, Receive Underlying Reference: Huntsman Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Hyster-Yale Materials Handling Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: ICF International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	1	–	1
Morgan Stanley, Receive Underlying Reference: Innospec Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Integer Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	–	–	–
Morgan Stanley, Receive Underlying Reference: Interactive Brokers Group, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: InterDigital Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	30	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Investors Bancorp Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: IQVIA Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–

Morgan Stanley, Receive Underlying Reference: IQVIA Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: j2 Global Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	–	–	–
Morgan Stanley, Receive Underlying Reference: Jabil Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	1	–	1
Morgan Stanley, Receive Underlying Reference: JetBlue Airways Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Morgan Stanley, Receive Underlying Reference: John B. Sanfilippo & Son Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: John Wiley & Sons, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: John Wiley & Sons, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: Juniper Networks Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	39	2	–	2
Morgan Stanley, Receive Underlying Reference: K12 Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Kaman Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	41	1	–	1
Morgan Stanley, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	–	–	–
Morgan Stanley, Receive Underlying Reference: Keane Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	–	1

Morgan Stanley, Receive Underlying Reference: KeyCorp Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	9	–	–	–
Morgan Stanley, Receive Underlying Reference: KeyCorp Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: Kforce Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Kforce Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: KKR, Class A Monthly, Pay Variable 2.84% (1M USD LIBOR + 0.55%) Monthly, 1/17/20	187	(9)	–	(9)
Morgan Stanley, Receive Underlying Reference: Kraton Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(3)	–	(3)
Morgan Stanley, Receive Underlying Reference: Kraton Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: L3 Technologies Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	167	(24)	–	(24)
Morgan Stanley, Receive Underlying Reference: Landstar System Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Legg Mason Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Lincoln National Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: Lincoln National Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Morgan Stanley, Receive Underlying Reference: Loews Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–

Morgan Stanley, Receive Underlying Reference: LogMeIn Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	—	1
Morgan Stanley, Receive Underlying Reference: LPL Financial Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	—	—	—
Morgan Stanley, Receive Underlying Reference: Magellan Health Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	—	—	—
Morgan Stanley, Receive Underlying Reference: Magellan Health Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	25	—	—	—
Morgan Stanley, Receive Underlying Reference: Mammoth Energy Services Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	—	—	—
Morgan Stanley, Receive Underlying Reference: ManpowerGroup Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	56	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: Mastercard, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	120	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: MDU Resources Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Medpace Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	1	—	1
Morgan Stanley, Receive Underlying Reference: Meritor Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: MGIC Investment Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	—	—	—
Morgan Stanley, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	183	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference: Microsoft Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Morgan Stanley, Receive Underlying Reference: MicroStrategy, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Molson Coors Brewing, Class B Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	–	–	–
Morgan Stanley, Receive Underlying Reference: Motorola Solutions Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Morgan Stanley, Receive Underlying Reference: Murphy Oil Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	19	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: National Presto Industries Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–
Morgan Stanley, Receive Underlying Reference: National Presto Industries Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	–	–	–
Morgan Stanley, Receive Underlying Reference: Natus Medical Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: NCR Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: NIKE, Class B Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	146	–	–	–
Morgan Stanley, Receive Underlying Reference: Northrop Grumman Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	276	(40)	–	(40)
Morgan Stanley, Receive Underlying Reference: NorthWestern Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	–	–	–

Morgan Stanley, Receive Underlying Reference: Papa John's International Monthly, Pay Variable 2.687% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	52	2	—	2
Morgan Stanley, Receive Underlying Reference: Papa John's International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	156	7	—	7
Morgan Stanley, Receive Underlying Reference: Party City Holdco Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	—	—	—	—
Morgan Stanley, Receive Underlying Reference: PBF Energy, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: PBF Energy, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Receive Underlying Reference: PDC Energy Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—
Morgan Stanley, Receive Underlying Reference: Pinnacle West Capital Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Premier Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	—	—	—
Morgan Stanley, Receive Underlying Reference: Progress Software Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	—	—	—
Morgan Stanley, Receive Underlying Reference: Qurate Retail Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	—	—	—
Morgan Stanley, Receive Underlying Reference: Qurate Retail Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Receive Underlying Reference: Radian Group Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	1	—	1

Morgan Stanley, Receive Underlying Reference: Radian Group Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Morgan Stanley, Receive Underlying Reference: Range Resources Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Raymond James Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	34	(4)	–	(4)
Morgan Stanley, Receive Underlying Reference: Reata Pharmaceuticals, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	1	–	–	–
Morgan Stanley, Receive Underlying Reference: Red Hat Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	8	–	8
Morgan Stanley, Receive Underlying Reference: Red Rock Resorts, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Regal Beloit Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	14	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Robert Half International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	35	(2)	–	(2)
Morgan Stanley, Receive Underlying Reference: Robert Half International Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: Robert Half International Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	29	–	–	–
Morgan Stanley, Receive Underlying Reference: RPM International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	1	–	1

Morgan Stanley, Receive Underlying Reference: Sabre Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Sage Therapeutics Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	1	–	1
Morgan Stanley, Receive Underlying Reference: Sanmina Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: Scientific Games Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	–	–	–
Morgan Stanley, Receive Underlying Reference: Scotts Miracle-Gro Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	–	–	–
Morgan Stanley, Receive Underlying Reference: Sealed Air Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	337	(25)	–	(25)
Morgan Stanley, Receive Underlying Reference: Shoe Carnival Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	27	–	–	–
Morgan Stanley, Receive Underlying Reference: Sinclair Broadcast Group, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: SM Energy Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	–	–	–	–
Morgan Stanley, Receive Underlying Reference: Snap-on Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	298	(27)	–	(27)
Morgan Stanley, Receive Underlying Reference: Sonoco Products Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Sotheby's Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	16	–	–	–
Morgan Stanley, Receive Underlying Reference: SPX FLOW Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	22	(5)	–	(5)

Morgan Stanley, Receive Underlying Reference: Sykes Enterprises Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	1	—	1
Morgan Stanley, Receive Underlying Reference: Sykes Enterprises Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: Synopsys Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	—	—	—	—
Morgan Stanley, Receive Underlying Reference: Synopsys Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	23	—	—	—
Morgan Stanley, Receive Underlying Reference: Tableau Software, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	163	7	—	7
Morgan Stanley, Receive Underlying Reference: Tailored Brands Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	17	(2)	—	(2)
Morgan Stanley, Receive Underlying Reference: Tailored Brands Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	—	—	—
Morgan Stanley, Receive Underlying Reference: TCF Financial Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	10	(1)	—	(1)
Morgan Stanley, Receive Underlying Reference: TCF Financial Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	21	—	—	—
Morgan Stanley, Receive Underlying Reference: Tech Data Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	—	—	—
Morgan Stanley, Receive Underlying Reference: Tech Data Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	—	—	—
Morgan Stanley, Receive Underlying Reference: Tech Data Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	28	—	—	—
Morgan Stanley, Receive Underlying Reference: Tenet Healthcare Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	—	—	—

Morgan Stanley, Receive Underlying Reference: TransDigm Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	44	–	–	–
Morgan Stanley, Receive Underlying Reference: Tredegar Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	5	–	–	–
Morgan Stanley, Receive Underlying Reference: UGI Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	50	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Union Pacific Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	61	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: United Continental Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: United Rentals Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: Universal Insurance Holdings Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	–	(1)
Morgan Stanley, Receive Underlying Reference: Universal Insurance Holdings Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	15	–	–	–
Morgan Stanley, Receive Underlying Reference: Universal Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	7	–	–	–
Morgan Stanley, Receive Underlying Reference: Universal Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Unum Group Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	24	–	–	–
Morgan Stanley, Receive Underlying Reference: US Foods Holding Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–

Morgan Stanley, Receive Underlying Reference: Varex Imaging Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	2	–	–	–
Morgan Stanley, Receive Underlying Reference: Veeva Systems, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	20	–	–	–
Morgan Stanley, Receive Underlying Reference: Verint Systems Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	12	–	–	–
Morgan Stanley, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Verso, Class A Monthly, Pay Variable 2.707% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	13	–	–	–
Morgan Stanley, Receive Underlying Reference: Visa, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	116	–	–	–
Morgan Stanley, Receive Underlying Reference: Vonage Holdings Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	3	–	–	–
Morgan Stanley, Receive Underlying Reference: Wabash National Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	4	1	–	1
Morgan Stanley, Receive Underlying Reference: Waddell & Reed Financial, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	6	–	–	–
Morgan Stanley, Receive Underlying Reference: Warrior Met Coal Monthly, Pay Variable 2.695% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	–	–	–
Morgan Stanley, Receive Underlying Reference: Wayfair, Class A Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	61	(5)	–	(5)
Morgan Stanley, Receive Underlying Reference: WESCO International Monthly, Pay Variable 2.69% (1M USD LIBOR + 0.40%) Monthly, 1/17/20	8	(1)	–	(1)

AFFILIATED COMPANIES

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended October 31, 2018. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Affiliate	Net Realized Gain (Loss)	Change in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Dynamic Global Bond Fund - I Class	$ (110)	$ 11	$ 72
T. Rowe Price Institutional Floating Rate Fund	(6)	—	43
T. Rowe Price Ultra Short-Term Bond Fund - I Class	(5)	(32)	407
T. Rowe Price Government Reserve Fund	—	—	141
T. Rowe Price Short-Term Fund	—	—	—++
Totals	$ (121)#	$ (21)	$ 663+

Supplementary Investment Schedule

Affiliate	Purchase Cost	Sales Cost	Value 10/31/18
T. Rowe Price Dynamic Global Bond Fund - I Class	25,487	(14,865)	$ 10,633
T. Rowe Price Institutional Floating Rate Fund	1,946	(1,946)	—
T. Rowe Price Ultra Short-Term Bond Fund - I Class	32,131	(8,412)	23,687
T. Rowe Price Government Reserve Fund	¤	¤	11,569
T. Rowe Price Short-Term Fund	¤	¤	875
			$ 46,764^

\# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).

++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.

\+ Investment income comprised $663 of dividend income and $0 of interest income.

¤ Purchase and sale information not shown for cash management funds.

^ The cost basis of investments in affiliated companies was $46,785.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund incepted on February 23, 2018. The fund seeks strong long-term risk adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the Multi-Strategy Total Return Fund–I Class (I Class). I Class shares generally are available only to investors meeting a $1,000,000 minimum investment, although the minimum is generally waived for certain client accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. To the extent any expenses are waived or reimbursed in accordance with an expense limitation (see Note 7), the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended October 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended October 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2018, totaled $1,000 for the period ended October 31, 2018.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the period ended October 31, 2018, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2018, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended October 31, 2018, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

The following table summarizes the fund’s derivatives at the reporting date by loss exposure to each counterparty, clearinghouse or clearing firm after consideration of collateral, if any. Exchange-traded and centrally cleared derivatives that settle variation margin daily are presented at the variation margin receivable or payable on the reporting date, and exchange-traded options are presented at value.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the period ended October 31, 2018, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 6% and 9% of net assets.

Futures Contracts The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rate, and potential losses in excess of the fund’s initial investment. During the period ended October 31, 2018, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 18% and 30% of net assets.

Options The fund is subject to interest rate risk and equity rate risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and interest rate; and, for Options written, potential losses in excess of the fund’s initial investment. During the period ended October 31, 2018, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 31% and 43% of net assets.

Swaps The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the period ended October 31, 2018, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 188% and 231% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 13% of the fund’s net assets were invested in emerging markets and 2% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Noninvestment-Grade Debt At October 31, 2018, approximately 22% of the fund’s net assets were invested, either directly or through its investment in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2018, the value of loaned securities was $838,000 the value of cash collateral and related investments was $875,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $89,995,000 and $36,819,000, respectively, for the period ended October 31, 2018.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.

Reclassifications to paid-in capital relate primarily to nondeductible organizational expenses. For the period ended October 31, 2018, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

There were no distributions in the period ended October 31, 2018. At October 31, 2018, the tax-basis cost of investments, including derivatives, and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and realization of gains/losses on passive foreign investment companies and certain open derivative contracts, for tax purposes.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

NOTE 6 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 2018, the fund had no deferred tax liability no foreign capital loss carryforwards.

NOTE 7 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2018, the effective annual group fee rate was 0.29%.

The Investor Class is subject to a contractual expense limitation through the limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class limit. This agreement will continue through the limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed both: (1) the I Class limit in place at the time such amounts were paid; and (2) the current I Class limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by Price Associates during the period ended October 31, 2018 as indicated in the table below and remain subject to repayment by the fund. To the extent any expenses are waived or reimbursed in accordance with an expense limitation, the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the ratios to average net assets presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended October 31, 2018, expenses incurred pursuant to these service agreements were $54,000 for Price Associates and $3,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the period ended October 31, 2018, are as follows:

Total management fee waived was $64,000 and $7,000 for Investor Class and I Class, respectively, for the year ended October 31, 2018.

As of October 31, 2018, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 4,975,000 shares of the Investor Class, representing 82% of the Investor Class’s net assets and 25,000 shares of the I Class representing 3% of I Class net assets.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended October 31, 2018, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of T. Rowe Price Multi-Strategy
Total Return Fund, Inc.

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the “Fund”) as of October 31, 2018, and the related statement of operations and changes in net assets, including the related notes, and the financial highlights for the period February 23, 2018 (commencement of operations) through October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the period February 23, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 17, 2018

We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/18

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $84,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $66,000 of the fund’s income qualifies for the dividends received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

INDEPENDENT DIRECTORS(a)

Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Teresa Bryce Bazemore(b)	President, Radian Guaranty (2008 to 2017); Member, Bazemore
(1959)	Consulting LLC (2018 to present); Member, Chimera Investment
2018	Corporation (2017 to present); Member, Federal Home Loan Bank of
[189]	Pittsburgh (2017 to present)

Ronald J. Daniels(b)	President, The Johns Hopkins University(c) and Professor, Political
(1959)	Science Department, The Johns Hopkins University (2009 to present);
2018	Director, Lyndhurst Holdings (2015 to present)
[189]

Bruce W. Duncan	Chief Executive Officer and Director (January 2009 to December
(1951)	2016), Chairman of the Board (January 2016 to present), and President
2013	(January 2009 to September 2016), First Industrial Realty Trust, an
[189]	owner and operator of industrial properties; Chairman of the Board
(2005 to September 2016) and Director (1999 to September 2016),
Starwood Hotels & Resorts, a hotel and leisure company; Director,
Boston Properties (May 2016 to present); Director, Marriott International,
Inc. (September 2016 to present)

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies, a
(1952)	collaborative working to improve opportunities for young African
2013	Americans (1997 to present); Chairman of the Board, all funds (since
[189]	July 2018)

Paul F. McBride	Advisory Board Member, Vizzia Technologies (2015 to present); Board
(1956)	Member, Dunbar Armored (2012 to present)
2013
[189]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Member of National
2013	Academy of Education (2010 to present); Director, MDRC, a nonprofit
[189]	education and social policy research organization (2011 to present);
Research Associate of Labor Studies Program at the National Bureau
of Economic Research (2011 to 2015); Board Member of the National
Bureau of Economic Research (2011 to present); Chair of Committee on the Status of Minority Groups in the Economic Profession of the
American Economic Association (2012 to 2017); Vice President (2015 to
2016), American Economic Association

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate investment
(1946)	company (1991 to present); Cofounder, Partner, and Cochairman of
2013	the Investment Committee, Blackstone Real Estate Advisors, L.P. (1992
[189]	to 2015); Director, General Growth Properties, Inc. (2010 to 2013);
Director, Blackstone Mortgage Trust, a real estate finance company
(2012 to 2016); Director and Chairman of the Board, Brixmor Property
Group, Inc. (2013 to present); Director, Hilton Worldwide (2013 to present); Director, Hudson Pacific Properties (2014 to 2016); Director,
Invitation Homes (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present)
2013
[189]

(a)All information about the independent directors was current as of December 31, 2017, except for the information provided for Ms. Bazemore and Mr. Daniels, which is current as of January 1, 2018.
(b)Effective January 1, 2018, Ms. Bazemore and Mr. Daniels were elected as independent directors of the Price Funds.
(c)William J. Stromberg, president and chief executive officer of T. Rowe Price Group, Inc., the parent company of the Price Funds’ investment advisor, has served on the Board of Trustees of Johns Hopkins University since 2014 and is a member of the Johns Hopkins University Board’s Compensation Committee.

INSIDE DIRECTORS

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard**	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2013	Board, Director, and Vice President, T. Rowe Price Investment Services,
[0]	Inc., and T. Rowe Price Services, Inc.; Chairman of the Board and
Director, T. Rowe Price Retirement Plan Services, Inc.; Chairman of the
Board, Chief Executive Officer, Director, and President, T. Rowe Price
International and T. Rowe Price Trust Company; Chairman of the Board,
all funds (2006 to July 2018)

David Oestreicher	Chief Legal Officer, Vice President, and Secretary, T. Rowe Price
(1967)	Group, Inc.; Director, Vice President, and Secretary, T. Rowe Price
2018	Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
[189]	T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice
President and Secretary, T. Rowe Price, T. Rowe Price Hong Kong, and
T. Rowe Price International; Vice President, T. Rowe Price Japan and
T. Rowe Price Singapore; Principal Executive Officer and Executive Vice
President, all funds

Robert W. Sharps,	Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe
CFA, CPA	Price Trust Company; Vice President, Multi-Strategy Target Return Fund
(1971)
2017
[135]

*Each inside director serves until retirement, resignation, or election of a successor.
**Effective at the conclusion of a meeting of the Boards of the Price Funds held on July 25, 2018, Mr. Bernard resigned from his role as a director and chairman of the Boards of all the Price Funds.

OFFICERS

Name (Year of Birth)
Position Held With Multi-Strategy
Total Return Fund	Principal Occupation(s)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price Singapore,
Vice President and Secretary	T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe
Price International, T. Rowe Price Investment
Services, Inc., and T. Rowe Price Services, Inc.

Richard de los Reyes (1975)	Vice President, T. Rowe Price, T. Rowe Price
Co-President	Group, Inc., and T. Rowe Price Trust Company

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

David R. Giroux, CFA (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Gary J. Greb (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Trust Company

Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Co-President	Group, Inc.

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Sebastien Page (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley (to 2013)

Shannon H. Rauser (1987)	Employee, T. Rowe Price
Assistant Secretary

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Megan Warren (1968)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Retirement Plan
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company; formerly, Executive
Director, JP Morgan Chase (to 2017)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,767,000 and $1,432,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 17, 2018

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	December 17, 2018